UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)    A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Long Duration U.S. Credit Fund

U.S. Credit Fund

Retirement Income 2040 Fund

Cash Flow Matched Bond Fund

Global Developed Equity Index Fund

Semi-Annual Report	April 30, 2023

Investment Advisor: Legal and General Investment Management America

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Fund’s Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-833-44-LGIMA; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SECTOR WEIGHTING †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 82.1%

	Face Amount	Value

COMMUNICATION SERVICES — 9.8%

Alphabet

1.900%, 08/15/2040	$80,000	$56,193

America Movil

6.125%, 03/30/2040	85,000	92,520

AT&T

4.500%, 05/15/2035	235,000	221,109

3.650%, 09/15/2059	215,000	152,037

3.550%, 09/15/2055	775,000	549,171

Charter Communications Operating

4.800%, 03/01/2050	105,000	79,673

3.900%, 06/01/2052	5,000	3,257

3.850%, 04/01/2061	5,000	3,056

3.700%, 04/01/2051	200,000	126,799

3.500%, 06/01/2041	205,000	139,887

Comcast

2.987%, 11/01/2063	30,000	19,466

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES (continued)

2.937%, 11/01/2056	$418,000	$277,356

2.887%, 11/01/2051	250,000	171,233

Meta Platforms

4.450%, 08/15/2052	82,000	72,202

NBCUniversal Media

4.450%, 01/15/2043	205,000	187,966

Paramount Global

5.850%, 09/01/2043	285,000	244,309

4.375%, 03/15/2043	50,000	35,594

Rogers Communications

5.000%, 03/15/2044	35,000	31,803

Time Warner Cable

5.875%, 11/15/2040	200,000	177,827

4.500%, 09/15/2042	90,000	68,437

T-Mobile USA

5.800%, 09/15/2062	35,000	36,081

3.000%, 02/15/2041	115,000	85,458

Verizon Communications

3.550%, 03/22/2051	290,000	219,914

3.400%, 03/22/2041	240,000	189,421

2.987%, 10/30/2056	235,000	151,221

Vodafone Group

5.625%, 02/10/2053	45,000	44,460

4.250%, 09/17/2050	65,000	53,095

Walt Disney

4.625%, 03/23/2040	35,000	34,306

3.600%, 01/13/2051	90,000	72,658

3.500%, 05/13/2040	170,000	144,570

2.750%, 09/01/2049	135,000	93,633

Warnermedia Holdings

5.141%, 03/15/2052 (A)	30,000	23,949

5.050%, 03/15/2042 (A)	135,000	111,593

		3,970,254

CONSUMER DISCRETIONARY — 3.8%

Amazon.com

3.950%, 04/13/2052	170,000	149,891

3.100%, 05/12/2051	170,000	128,034

2.875%, 05/12/2041	90,000	70,630

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)

General Motors

5.150%, 04/01/2038	$90,000	$80,585

Home Depot

4.950%, 09/15/2052	120,000	120,742

3.900%, 06/15/2047	5,000	4,300

3.625%, 04/15/2052	148,000	120,535

3.350%, 04/15/2050	115,000	89,492

3.300%, 04/15/2040	170,000	141,604

3.125%, 12/15/2049	65,000	48,163

Lowe’s

5.750%, 07/01/2053	15,000	15,287

5.625%, 04/15/2053	230,000	231,331

4.450%, 04/01/2062	55,000	45,043

4.250%, 04/01/2052	30,000	24,730

Target

2.950%, 01/15/2052	30,000	21,871

University of Southern California

3.028%, 10/01/2039	285,000	238,933

		1,531,171

CONSUMER STAPLES — 8.0%

7-Eleven

2.800%, 02/10/2051 (A)	35,000	22,590

2.500%, 02/10/2041 (A)	85,000	58,085

Altria Group

3.400%, 02/04/2041	119,000	83,909

Anheuser-Busch

4.900%, 02/01/2046	520,000	515,107

4.700%, 02/01/2036	405,000	406,888

Anheuser-Busch InBev Worldwide

5.550%, 01/23/2049	200,000	215,985

BAT Capital

7.750%, 10/19/2032	30,000	33,232

4.758%, 09/06/2049	55,000	41,976

4.540%, 08/15/2047	185,000	138,191

4.390%, 08/15/2037	270,000	220,266

3.734%, 09/25/2040	5,000	3,577

Coca-Cola

2.500%, 06/01/2040	90,000	69,344

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES (continued)

Constellation Brands

4.100%, 02/15/2048	$85,000	$70,084

JBS USA LUX

6.500%, 12/01/2052 (A)	200,000	189,644

4.375%, 02/02/2052 (A)	85,000	59,935

3.000%, 05/15/2032 (A)	85,000	67,269

Kenvue

5.200%, 03/22/2063 (A)	25,000	26,014

5.100%, 03/22/2043 (A)	55,000	57,029

5.050%, 03/22/2053 (A)	135,000	139,917

Keurig Dr Pepper

4.500%, 04/15/2052	19,000	16,955

Kraft Heinz Foods

5.500%, 06/01/2050	70,000	70,544

5.200%, 07/15/2045	85,000	82,360

4.875%, 10/01/2049	142,000	131,408

4.375%, 06/01/2046	20,000	17,457

Nestle Holdings

4.000%, 09/24/2048 (A)	35,000	31,564

3.900%, 09/24/2038 (A)	80,000	74,970

PepsiCo

2.750%, 10/21/2051	55,000	40,439

2.625%, 10/21/2041	50,000	38,737

Philip Morris International

4.125%, 03/04/2043	115,000	94,967

Walmart

4.500%, 04/15/2053	110,000	109,066

2.650%, 09/22/2051	5,000	3,619

2.500%, 09/22/2041	139,000	106,447

		3,237,575

ENERGY — 8.6%

BP Capital Markets America

3.379%, 02/08/2061	55,000	40,725

3.060%, 06/17/2041	80,000	62,298

3.001%, 03/17/2052	90,000	63,765

3.000%, 02/24/2050	5,000	3,578

2.939%, 06/04/2051	125,000	87,762

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY (continued)

Columbia Pipeline Group

5.800%, 06/01/2045	$90,000	$92,396

ConocoPhillips

3.800%, 03/15/2052	65,000	54,604

Diamondback Energy

6.250%, 03/15/2033	20,000	21,326

4.400%, 03/24/2051	20,000	16,350

4.250%, 03/15/2052	45,000	35,509

Energy Transfer

6.250%, 04/15/2049	20,000	19,793

5.400%, 10/01/2047	115,000	102,316

5.150%, 02/01/2043	35,000	30,544

5.150%, 03/15/2045	400,000	349,069

5.000%, 05/15/2050	40,000	33,900

4.900%, 03/15/2035	85,000	80,012

Enterprise Products Operating

4.950%, 10/15/2054	85,000	77,843

4.250%, 02/15/2048	115,000	97,858

4.200%, 01/31/2050	5,000	4,182

3.300%, 02/15/2053	35,000	25,186

3.200%, 02/15/2052	90,000	63,415

Exxon Mobil

4.327%, 03/19/2050	5,000	4,653

4.227%, 03/19/2040	135,000	127,162

3.452%, 04/15/2051	80,000	64,038

3.095%, 08/16/2049	35,000	26,354

Hess

6.000%, 01/15/2040	5,000	5,087

5.800%, 04/01/2047	115,000	113,670

Kinder Morgan

5.550%, 06/01/2045	65,000	61,356

5.450%, 08/01/2052	25,000	23,076

5.200%, 03/01/2048	65,000	58,107

5.050%, 02/15/2046	50,000	43,984

3.600%, 02/15/2051	5,000	3,517

3.250%, 08/01/2050	55,000	36,120

Marathon Petroleum

4.750%, 09/15/2044	50,000	43,325

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY (continued)

MPLX

4.950%, 03/14/2052	$50,000	$43,233

4.500%, 04/15/2038	150,000	134,644

Phillips 66

4.900%, 10/01/2046 (A)	50,000	45,386

3.300%, 03/15/2052	65,000	45,928

Sabal Trail Transmission

4.832%, 05/01/2048 (A)	50,000	45,244

4.682%, 05/01/2038 (A)	55,000	52,499

Shell International Finance BV

4.125%, 05/11/2035	115,000	110,504

3.750%, 09/12/2046	115,000	96,785

3.000%, 11/26/2051	20,000	14,463

Southern Natural Gas

4.800%, 03/15/2047 (A)	50,000	42,580

Suncor Energy

3.750%, 03/04/2051	45,000	34,270

Texas Eastern Transmission

4.150%, 01/15/2048 (A)	85,000	69,820

TotalEnergies Capital International

3.127%, 05/29/2050	205,000	153,002

2.986%, 06/29/2041	80,000	62,840

TransCanada PipeLines

6.100%, 06/01/2040	30,000	31,373

4.750%, 05/15/2038	205,000	194,053

Williams

6.300%, 04/15/2040	120,000	126,776

5.750%, 06/24/2044	135,000	133,806

3.500%, 10/15/2051	30,000	21,353

		3,431,439

FINANCIALS — 9.2%

AIG SunAmerica Global Financing X

6.900%, 03/15/2032 (A)	30,000	33,186

American International Group

4.375%, 06/30/2050	85,000	72,809

Arthur J Gallagher

5.750%, 03/02/2053	55,000	56,243

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)

ASB Bank

2.375%, 10/22/2031 (A)	$20,000	$16,352

Bank of America

6.000%, 10/15/2036	80,000	86,644

3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	265,000	204,723

2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	65,000	53,388

Bank of America MTN

2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	50,000	42,235

2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	370,000	262,752

Berkshire Hathaway Finance

4.200%, 08/15/2048	150,000	138,960

Blackstone Holdings Finance

2.000%, 01/30/2032 (A)	45,000	34,533

Citigroup

3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	90,000	77,513

2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	65,000	46,973

2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	90,000	74,789

Commonwealth Bank of Australia MTN

3.743%, 09/12/2039 (A)	50,000	38,779

Corebridge Financial

4.400%, 04/05/2052 (A)	85,000	66,475

4.350%, 04/05/2042 (A)	20,000	16,505

3.900%, 04/05/2032 (A)	85,000	74,710

Global Atlantic Finance

3.125%, 06/15/2031 (A)	25,000	19,348

Goldman Sachs Group

5.150%, 05/22/2045	55,000	51,998

4.017%, TSFR3M + 1.373%, 10/31/2038 (B)	240,000	208,436

3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	135,000	104,262

2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	5,000	3,593

Goldman Sachs Group MTN

4.800%, 07/08/2044	125,000	116,472

JPMorgan Chase

3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	120,000	89,302

3.109%, U.S. SOFR + 2.460%, 04/22/2041 (B)	255,000	194,890

1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	235,000	189,482

Lloyds Banking Group

4.976%, US Treas Yield Curve Rate T Note

Const Mat 1 Yr + 2.300%, 08/11/2033 (B)	65,000	63,069

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)

MetLife

5.250%, 01/15/2054	$30,000	$29,650

4.721%, 12/15/2044	85,000	78,169

Morgan Stanley

5.948%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.430%, 01/19/2038 (B)	25,000	25,097

5.297%, U.S. SOFR + 2.620%, 04/20/2037 (B)	10,000	9,610

4.375%, 01/22/2047	5,000	4,496

3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	140,000	108,557

PNC Financial Services Group

5.068%, U.S. SOFR + 1.933%, 01/24/2034 (B)	35,000	34,462

Prudential Financial

3.935%, 12/07/2049	50,000	40,413

S&P Global

3.900%, 03/01/2062	20,000	16,657

3.700%, 03/01/2052	5,000	4,182

Truist Financial MTN

5.122%, U.S. SOFR + 1.852%, 01/26/2034 (B)	40,000	38,779

UBS MTN

4.500%, 06/26/2048 (A)	25,000	22,697

UBS Group

4.988%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 08/05/2033 (A),(B)	90,000	85,297

US Bancorp

2.491%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.950%, 11/03/2036 (B)	120,000	92,517

Wells Fargo MTN

4.900%, 11/17/2045	50,000	44,945

4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	225,000	201,620

4.400%, 06/14/2046	315,000	263,971

3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	50,000	43,656

Westpac Banking

5.405%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.680%, 08/10/2033 (B)	30,000	29,110

3.133%, 11/18/2041	50,000	34,932

3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036 (B)	45,000	35,323

		3,682,561

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — 10.1%

Abbott Laboratories

4.900%, 11/30/2046	$65,000	$66,901

AbbVie

4.500%, 05/14/2035	105,000	102,299

4.250%, 11/21/2049	388,000	339,918

4.050%, 11/21/2039	369,000	326,275

Amgen

5.750%, 03/02/2063	70,000	72,409

5.650%, 03/02/2053	95,000	98,353

5.600%, 03/02/2043	90,000	92,646

4.875%, 03/01/2053	37,000	34,739

4.400%, 05/01/2045	35,000	30,931

4.200%, 02/22/2052	5,000	4,226

3.375%, 02/21/2050	85,000	62,758

3.350%, 02/22/2032	30,000	27,131

3.150%, 02/21/2040	135,000	105,109

BayCare Health System

3.831%, 11/15/2050	15,000	12,798

Baylor Scott & White Holdings

2.839%, 11/15/2050	25,000	17,372

Boston Scientific

4.700%, 03/01/2049	5,000	4,765

4.550%, 03/01/2039	38,000	35,798

Bristol-Myers Squibb

3.700%, 03/15/2052	137,000	113,549

3.550%, 03/15/2042	65,000	55,419

2.550%, 11/13/2050	78,000	52,165

2.350%, 11/13/2040	35,000	25,233

CVS Health

5.050%, 03/25/2048	51,000	47,570

4.780%, 03/25/2038	30,000	28,598

2.700%, 08/21/2040	170,000	121,858

Danaher

2.800%, 12/10/2051	123,000	85,639

2.600%, 10/01/2050	20,000	13,583

DH Europe Finance II Sarl

3.400%, 11/15/2049	30,000	23,664

3.250%, 11/15/2039	85,000	71,070

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE (continued)

Elevance Health

5.125%, 02/15/2053	$100,000	$99,201

3.600%, 03/15/2051	65,000	50,664

Eli Lilly

4.950%, 02/27/2063	30,000	31,208

4.875%, 02/27/2053	55,000	57,394

GE HealthCare Technologies

6.377%, 11/22/2052 (A)	55,000	61,696

Gilead Sciences

4.750%, 03/01/2046	5,000	4,783

4.600%, 09/01/2035	80,000	79,684

4.500%, 02/01/2045	30,000	27,856

4.150%, 03/01/2047	15,000	13,234

2.800%, 10/01/2050	130,000	89,471

HCA

5.250%, 06/15/2049	45,000	40,709

5.125%, 06/15/2039	35,000	32,796

4.625%, 03/15/2052 (A)	34,000	28,187

4.375%, 03/15/2042 (A)	20,000	16,772

Kaiser Foundation Hospitals

4.150%, 05/01/2047	55,000	49,737

3.266%, 11/01/2049	50,000	38,331

3.002%, 06/01/2051	115,000	82,339

2.810%, 06/01/2041	85,000	63,632

Merck

2.350%, 06/24/2040	5,000	3,685

New York and Presbyterian Hospital

2.606%, 08/01/2060	15,000	9,293

2.256%, 08/01/2040	15,000	10,423

Northwell Healthcare

4.260%, 11/01/2047	30,000	25,194

Novartis Capital

4.400%, 05/06/2044	30,000	29,451

2.750%, 08/14/2050	90,000	66,125

Pfizer

2.550%, 05/28/2040	115,000	86,922

Roche Holdings

2.607%, 12/13/2051 (A)	171,000	118,751

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE (continued)

Sutter Health

3.361%, 08/15/2050	$35,000	$25,461

Thermo Fisher Scientific

2.800%, 10/15/2041	80,000	61,282

UnitedHealth Group

6.050%, 02/15/2063	65,000	74,849

5.950%, 02/15/2041	5,000	5,523

5.875%, 02/15/2053	110,000	124,166

5.800%, 03/15/2036	10,000	11,013

5.050%, 04/15/2053	10,000	10,148

4.950%, 05/15/2062	20,000	19,597

4.750%, 05/15/2052	95,000	92,223

4.625%, 07/15/2035	5,000	5,048

3.250%, 05/15/2051	158,000	119,644

3.050%, 05/15/2041	240,000	190,604

		4,029,872

INDUSTRIALS — 8.1%

AerCap Ireland Capital DAC

3.850%, 10/29/2041	55,000	41,336

3.300%, 01/30/2032	225,000	184,084

Boeing

5.930%, 05/01/2060	35,000	34,596

5.805%, 05/01/2050	390,000	389,147

5.705%, 05/01/2040	505,000	506,185

Burlington Northern Santa Fe

4.150%, 04/01/2045	270,000	240,954

2.875%, 06/15/2052	80,000	56,088

Canadian Pacific Railway

6.125%, 09/15/2115	85,000	90,805

3.100%, 12/02/2051	90,000	64,596

3.000%, 12/02/2041	20,000	16,615

Carrier Global

3.577%, 04/05/2050	65,000	48,579

3.377%, 04/05/2040	80,000	62,245

Caterpillar

4.750%, 05/15/2064	80,000	78,928

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS (continued)

CSX

4.500%, 11/15/2052	$115,000	$105,653

General Dynamics

2.850%, 06/01/2041	30,000	23,312

Lockheed Martin

5.900%, 11/15/2063	25,000	29,169

5.700%, 11/15/2054	60,000	67,744

4.500%, 05/15/2036	85,000	84,826

Norfolk Southern

4.550%, 06/01/2053	10,000	9,066

Northrop Grumman

5.150%, 05/01/2040	20,000	20,084

4.950%, 03/15/2053	25,000	24,709

4.030%, 10/15/2047	240,000	206,707

Raytheon Technologies

4.500%, 06/01/2042	445,000	420,871

3.030%, 03/15/2052	185,000	132,820

Union Pacific

3.799%, 10/01/2051	155,000	129,825

3.500%, 02/14/2053	35,000	27,793

3.375%, 02/14/2042	20,000	16,542

2.973%, 09/16/2062	135,000	89,376

Union Pacific MTN

3.550%, 08/15/2039	30,000	25,760

United Parcel Service

5.050%, 03/03/2053	50,000	51,563

		3,279,978

INFORMATION TECHNOLOGY — 7.7%

Analog Devices

2.950%, 10/01/2051	80,000	58,195

2.800%, 10/01/2041	80,000	61,290

Apple

3.850%, 05/04/2043	30,000	27,443

2.650%, 02/08/2051	265,000	185,969

2.375%, 02/08/2041	620,000	464,560

Broadcom

3.500%, 02/15/2041 (A)	90,000	67,822

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY (continued)

Intel

5.900%, 02/10/2063	$75,000	$77,220

5.700%, 02/10/2053	80,000	81,786

5.625%, 02/10/2043	15,000	15,400

5.050%, 08/05/2062	70,000	64,476

4.900%, 08/05/2052	150,000	138,468

4.750%, 03/25/2050	35,000	31,798

3.734%, 12/08/2047	85,000	66,970

KLA

4.950%, 07/15/2052	65,000	64,352

Microsoft

3.450%, 08/08/2036	115,000	106,915

3.041%, 03/17/2062	150,000	112,963

2.921%, 03/17/2052	280,000	213,935

2.525%, 06/01/2050	30,000	21,283

NVIDIA

3.500%, 04/01/2040	50,000	42,983

Oracle

6.900%, 11/09/2052	280,000	313,261

6.250%, 11/09/2032	30,000	32,375

5.550%, 02/06/2053	70,000	67,163

4.125%, 05/15/2045	150,000	118,313

4.000%, 11/15/2047	20,000	15,360

3.950%, 03/25/2051	100,000	75,403

3.650%, 03/25/2041	290,000	224,780

3.600%, 04/01/2050	20,000	14,208

Salesforce

3.050%, 07/15/2061	35,000	23,979

2.900%, 07/15/2051	65,000	46,126

2.700%, 07/15/2041	125,000	93,563

Visa

2.700%, 04/15/2040	215,000	171,180

		3,099,539

MATERIALS — 1.5%

Celanese US Holdings

6.379%, 07/15/2032	35,000	35,547

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS (continued)

Freeport-McMoRan

5.450%, 03/15/2043	$206,000	$193,430

5.400%, 11/14/2034	9,000	8,859

International Flavors & Fragrances

5.000%, 09/26/2048	20,000	17,244

3.468%, 12/01/2050 (A)	234,000	160,014

3.268%, 11/15/2040 (A)	155,000	110,700

Minera Mexico

4.500%, 01/26/2050 (A)	100,000	78,480

		604,274

REAL ESTATE — 2.7%

Agree

2.900%, 10/01/2030	15,000	12,777

2.600%, 06/15/2033	90,000	71,393

Alexandria Real Estate Equities

5.150%, 04/15/2053	75,000	68,787

3.550%, 03/15/2052	105,000	73,946

American Homes 4 Rent

4.300%, 04/15/2052	30,000	23,283

Extra Space Storage

2.350%, 03/15/2032	35,000	27,855

Regency Centers

4.650%, 03/15/2049	120,000	102,996

Rexford Industrial Realty

2.150%, 09/01/2031	115,000	91,756

Simon Property Group

5.850%, 03/08/2053	100,000	101,246

Spirit Realty

3.200%, 02/15/2031	220,000	184,177

Sun Communities Operating

5.700%, 01/15/2033	35,000	35,012

4.200%, 04/15/2032	125,000	112,396

2.700%, 07/15/2031	95,000	76,812

VICI Properties

5.625%, 05/15/2052	130,000	118,143

		1,100,579

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — 12.6%

AEP Texas

3.450%, 01/15/2050	$115,000	$85,503

AEP Transmission

3.650%, 04/01/2050	65,000	52,042

Ameren Illinois

5.900%, 12/01/2052	35,000	39,549

4.500%, 03/15/2049	115,000	106,879

American Water Capital

3.450%, 05/01/2050	80,000	61,861

Arizona Public Service

3.500%, 12/01/2049	35,000	25,342

Baltimore Gas and Electric

2.900%, 06/15/2050	85,000	58,931

Berkshire Hathaway Energy

4.250%, 10/15/2050	65,000	56,812

CenterPoint Energy Houston Electric

3.600%, 03/01/2052	35,000	28,055

Commonwealth Edison

3.000%, 03/01/2050	120,000	86,116

Consolidated Edison of New York

6.150%, 11/15/2052	45,000	50,778

Constellation Energy Generation

6.250%, 10/01/2039	63,000	66,776

5.750%, 10/01/2041	50,000	49,469

5.600%, 06/15/2042	190,000	188,276

Consumers Energy

4.200%, 09/01/2052	20,000	17,676

2.500%, 05/01/2060	115,000	67,985

Dominion Energy

4.850%, 08/15/2052	20,000	18,247

Duke Energy Carolinas

4.000%, 09/30/2042	240,000	206,919

3.550%, 03/15/2052	30,000	23,736

Duke Energy Florida

6.350%, 09/15/2037	150,000	169,117

Duke Energy Ohio

4.300%, 02/01/2049	170,000	146,559

East Ohio Gas

3.000%, 06/15/2050 (A)	115,000	77,615

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES (continued)

Emera US Finance

4.750%, 06/15/2046	$31,000	$25,756

Entergy

3.750%, 06/15/2050	85,000	65,171

Entergy Arkansas

2.650%, 06/15/2051	140,000	90,980

Entergy Louisiana

4.750%, 09/15/2052	20,000	18,981

3.100%, 06/15/2041	120,000	93,873

Entergy Texas

5.000%, 09/15/2052	35,000	34,233

Exelon

4.950%, 06/15/2035	120,000	120,060

FirstEnergy Transmission

5.450%, 07/15/2044 (A)	50,000	48,667

4.550%, 04/01/2049 (A)	35,000	29,962

Florida Power & Light

4.125%, 02/01/2042	120,000	107,885

Georgia Power

3.700%, 01/30/2050	90,000	70,555

Indiana Michigan Power

5.625%, 04/01/2053	50,000	53,284

MidAmerican Energy

3.150%, 04/15/2050	80,000	59,665

Monongahela Power

5.400%, 12/15/2043 (A)	75,000	76,221

Nevada Power

5.900%, 05/01/2053	35,000	39,221

NextEra Energy Capital Holdings

5.250%, 02/28/2053	80,000	79,234

NiSource

4.375%, 05/15/2047	80,000	70,644

Northern States Power

4.500%, 06/01/2052	35,000	32,915

2.900%, 03/01/2050	90,000	64,452

NSTAR Electric

4.950%, 09/15/2052	50,000	49,904

Oglethorpe Power

5.375%, 11/01/2040	120,000	114,496

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES (continued)

4.500%, 04/01/2047 (A)(C)	$55,000	$46,859

3.750%, 08/01/2050	255,000	198,923

Oncor Electric Delivery

7.250%, 01/15/2033	120,000	143,881

5.300%, 06/01/2042	155,000	160,762

4.950%, 09/15/2052	30,000	29,506

3.700%, 05/15/2050	200,000	165,210

Pacific Gas and Electric

6.750%, 01/15/2053	130,000	133,396

6.700%, 04/01/2053	40,000	40,835

4.950%, 07/01/2050	45,000	36,667

4.500%, 07/01/2040	100,000	81,268

4.200%, 06/01/2041	85,000	66,117

3.500%, 08/01/2050	115,000	74,996

3.300%, 08/01/2040	20,000	14,010

PacifiCorp

6.000%, 01/15/2039	80,000	87,242

3.300%, 03/15/2051	90,000	67,101

PECO Energy

4.375%, 08/15/2052	35,000	32,242

Potomac Electric Power

4.150%, 03/15/2043	85,000	76,433

PPL Electric Utilities

3.000%, 10/01/2049	115,000	83,979

Public Service of Colorado

6.250%, 09/01/2037	90,000	102,503

5.250%, 04/01/2053	40,000	41,149

2.700%, 01/15/2051	80,000	54,054

San Diego Gas & Electric

3.320%, 04/15/2050	30,000	22,519

Sempra Energy

4.000%, 02/01/2048	15,000	12,227

3.800%, 02/01/2038	80,000	70,474

Southern California Edison

3.650%, 02/01/2050	150,000	116,724

Tucson Electric Power

4.000%, 06/15/2050	5,000	4,045

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES (continued)

Virginia Electric and Power

5.450%, 04/01/2053	$70,000	$71,701

		5,065,225

TOTAL CORPORATE OBLIGATIONS (Cost $35,835,590)		33,032,467

U.S. TREASURY OBLIGATIONS — 7.3%

U.S. Treasury Bonds

4.000%, 11/15/2052	1,684,900	1,788,627

3.875%, 02/15/2043	195,000	197,072

U.S. Treasury Note

3.500%, 02/15/2033	950,000	955,640

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,869,373)		2,941,339

MUNICIPAL BONDS — 5.3%

CALIFORNIA — 2.0%

Bay Area, Toll Authority, RB

6.263%, 04/01/2049	100,000	122,790

California State, GO

7.600%, 11/01/2040	100,000	132,861

7.550%, 04/01/2039	230,000	302,721

Regents of the University of California Medical Center Pooled Revenue, Ser H, GO

6.548%, 05/15/2048	100,000	120,866

San Diego County, Water Authority, RB

6.138%, 05/01/2049	110,000	128,505

		807,743

NEW JERSEY — 1.1%

New Jersey, Turnpike Authority, RB

7.414%, 01/01/2040	350,000	451,673

NEW YORK — 0.4%

New York & New Jersey, Port Authority, RB

4.458%, 10/01/2062	150,000	142,478

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

MUNICIPAL BONDS — continued

	Face Amount	Value

TEXAS — 1.8%

Dallas County, Hospital District, Ser C, GO

5.621%, 08/15/2044	$257,000	$282,546

Grand Parkway Transportation, Sub-Ser E, RB

5.184%, 10/01/2042	125,000	129,699

North Texas, Tollway Authority, RB

6.718%, 01/01/2049	100,000	128,419

Texas State, GO

5.517%, 04/01/2039	165,000	182,184

		722,848

TOTAL MUNICIPAL BONDS (Cost $2,336,418)		2,124,742

SOVEREIGN DEBT — 2.7%

Indonesia Government International Bond

5.450%, 09/20/2052	20,000	20,484

4.650%, 09/20/2032	50,000	50,148

Mexico Government International Bond

6.350%, 02/09/2035	45,000	48,242

6.338%, 05/04/2053	70,000	72,067

5.750%, 10/12/2110	155,000	137,895

5.000%, 04/27/2051	155,000	135,690

4.280%, 08/14/2041	55,000	46,074

Panama Government International Bond

6.853%, 03/28/2054	70,000	73,220

4.500%, 04/16/2050	45,000	35,158

3.870%, 07/23/2060	90,000	60,259

Perusahaan Penerbit SBSN Indonesia III

3.550%, 06/09/2051 (A)	20,000	15,565

Philippine Government International Bond

5.950%, 10/13/2047	35,000	38,708

5.609%, 04/13/2033	30,000	32,426

3.200%, 07/06/2046	105,000	79,348

2.950%, 05/05/2045	65,000	47,734

Republic of Poland Government International Bond

5.500%, 04/04/2053	70,000	72,691

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

SOVEREIGN DEBT — continued

	Face Amount	Value

Uruguay Government International Bond

5.100%, 06/18/2050	$120,000	$122,900

TOTAL SOVEREIGN DEBT (Cost $1,149,652)		1,088,609

TOTAL INVESTMENTS— 97.4% (Cost $42,191,033)		$39,187,157

Percentages are based on Net Assets of $40,248,485.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2023, the value of these securities amounted to $2,463,281, representing 6.1% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Level 3 security in accordance with fair value hierarchy.

DAC — Designated Activity Company

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

SOFR — Secured Overnight Financing Rate

Ser — Series

The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$–	$32,985,608	$46,859	$33,032,467

U.S. Treasury Obligations	1,985,699	955,640	–	2,941,339

Municipal Bonds	–	2,124,742	–	2,124,742

Sovereign Debt	–	1,088,609	–	1,088,609

Total Investments in Securities	$1,985,699	$37,154,599	$46,859	$39,187,157

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SECTOR WEIGHTING †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 90.3%

	Face Amount	Value

COMMUNICATION SERVICES — 5.5%

America Movil

4.375%, 04/22/2049	$25,000	$22,469

3.625%, 04/22/2029	30,000	28,397

AT&T

3.800%, 12/01/2057	45,000	33,021

3.650%, 09/15/2059	40,000	28,286

2.550%, 12/01/2033	140,000	112,634

Charter Communications Operating

6.384%, 10/23/2035	30,000	29,643

4.908%, 07/23/2025	40,000	39,602

3.900%, 06/01/2052	15,000	9,771

3.700%, 04/01/2051	5,000	3,170

3.500%, 06/01/2041	10,000	6,824

Comcast

3.969%, 11/01/2047	30,000	25,413

3.950%, 10/15/2025	40,000	39,527

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES (continued)

3.400%, 04/01/2030	$20,000	$18,759

3.375%, 08/15/2025	40,000	39,084

3.150%, 03/01/2026	40,000	38,868

2.937%, 11/01/2056	40,000	26,541

2.887%, 11/01/2051	40,000	27,397

Fox

4.030%, 01/25/2024	40,000	39,526

Meta Platforms

4.450%, 08/15/2052	20,000	17,610

Paramount Global

5.850%, 09/01/2043	85,000	72,864

4.375%, 03/15/2043	5,000	3,559

Sprint Spectrum

4.738%, 03/20/2025 (A)	2,500	2,481

Time Warner Cable

7.300%, 07/01/2038	10,000	10,361

6.750%, 06/15/2039	10,000	9,719

6.550%, 05/01/2037	40,000	38,939

5.875%, 11/15/2040	10,000	8,891

4.500%, 09/15/2042	10,000	7,604

T-Mobile USA

5.800%, 09/15/2062	20,000	20,618

3.500%, 04/15/2025	90,000	87,590

Verizon Communications

3.550%, 03/22/2051	20,000	15,166

3.400%, 03/22/2041	185,000	146,012

Walt Disney

6.650%, 11/15/2037	10,000	11,887

6.550%, 03/15/2033	20,000	22,987

4.625%, 03/23/2040	10,000	9,802

3.600%, 01/13/2051	25,000	20,183

3.500%, 05/13/2040	5,000	4,252

2.750%, 09/01/2049	20,000	13,872

2.000%, 09/01/2029	40,000	34,897

Warnermedia Holdings

5.050%, 03/15/2042 (A)	30,000	24,798

		1,153,024

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY — 3.5%

Amazon.com

3.950%, 04/13/2052	$35,000	$30,860

3.875%, 08/22/2037	30,000	28,044

3.100%, 05/12/2051	40,000	30,126

1.650%, 05/12/2028	40,000	35,599

Aptiv

2.396%, 02/18/2025	50,000	47,693

BMW US Capital

3.900%, 04/09/2025 (A)	40,000	39,510

General Motors

6.250%, 10/02/2043	10,000	9,667

5.150%, 04/01/2038	20,000	17,908

Home Depot

4.500%, 09/15/2032	27,000	27,350

3.900%, 06/15/2047	5,000	4,300

3.625%, 04/15/2052	55,000	44,793

3.500%, 09/15/2056	30,000	23,476

3.350%, 04/15/2050	25,000	19,455

3.250%, 04/15/2032	15,000	13,842

1.375%, 03/15/2031	45,000	36,421

Lowe’s

5.625%, 04/15/2053	90,000	90,521

5.150%, 07/01/2033	85,000	86,646

4.250%, 04/01/2052	25,000	20,609

Massachusetts Institute of Technology

5.600%, 07/01/2111	50,000	56,905

Northwestern University

3.662%, 12/01/2057	10,000	8,207

University of Notre Dame du Lac

3.394%, 02/15/2048	20,000	16,770

University of Southern California

5.250%, 10/01/2111	20,000	20,975

Volkswagen Group of America Finance

4.625%, 11/13/2025 (A)	10,000	9,915

		719,592

CONSUMER STAPLES — 7.3%

7-Eleven

1.300%, 02/10/2028 (A)	70,000	60,295

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES (continued)

Alimentation Couche-Tard

2.950%, 01/25/2030 (A)	$30,000	$26,294

Anheuser-Busch

4.900%, 02/01/2046	30,000	29,718

Anheuser-Busch InBev Worldwide

5.550%, 01/23/2049	25,000	26,998

4.600%, 04/15/2048	139,000	133,294

BAT Capital

7.750%, 10/19/2032	15,000	16,616

4.390%, 08/15/2037	70,000	57,106

3.222%, 08/15/2024	90,000	87,561

3.215%, 09/06/2026	120,000	113,652

2.259%, 03/25/2028	80,000	69,468

Constellation Brands

4.900%, 05/01/2033	55,000	55,196

General Mills

4.950%, 03/29/2033	115,000	117,178

JBS USA LUX

5.750%, 04/01/2033 (A)	170,000	163,103

3.000%, 02/02/2029 (A)	45,000	38,619

Kenvue

5.200%, 03/22/2063 (A)	10,000	10,406

5.100%, 03/22/2043 (A)	20,000	20,738

5.050%, 03/22/2053 (A)	40,000	41,457

Kraft Heinz Foods

5.200%, 07/15/2045	15,000	14,534

4.375%, 06/01/2046	10,000	8,729

Mars

4.750%, 04/20/2033 (A)	115,000	116,258

3.950%, 04/01/2049 (A)	20,000	17,095

McCormick

4.950%, 04/15/2033	20,000	20,012

Nestle Holdings

4.000%, 09/24/2048 (A)	10,000	9,018

Philip Morris International

5.750%, 11/17/2032	45,000	47,278

5.625%, 11/17/2029	75,000	78,325

5.125%, 11/17/2027	40,000	40,927

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES (continued)

Reynolds American

4.450%, 06/12/2025	$80,000	$78,717

Walmart

4.500%, 04/15/2053	45,000	44,618

		1,543,210

ENERGY — 6.9%

BP Capital Markets America

3.379%, 02/08/2061	5,000	3,702

3.060%, 06/17/2041	30,000	23,362

3.001%, 03/17/2052	40,000	28,340

3.000%, 02/24/2050	15,000	10,733

2.939%, 06/04/2051	20,000	14,042

2.772%, 11/10/2050	20,000	13,706

Chevron USA

3.250%, 10/15/2029	70,000	66,562

Columbia Pipeline Group

5.800%, 06/01/2045	20,000	20,532

Diamondback Energy

6.250%, 03/15/2033	25,000	26,658

Enbridge

2.150%, 02/16/2024	95,000	92,564

Energy Transfer

6.125%, 12/15/2045	40,000	39,077

5.550%, 02/15/2028	75,000	76,588

5.400%, 10/01/2047	30,000	26,691

5.350%, 05/15/2045	10,000	8,905

5.300%, 04/15/2047	10,000	8,763

4.950%, 06/15/2028	60,000	59,720

4.000%, 10/01/2027	30,000	28,806

Enterprise Products Operating

3.750%, 02/15/2025	50,000	49,375

EOG Resources

4.375%, 04/15/2030	30,000	30,102

Equities

7.000%, 02/01/2030	25,000	26,403

3.625%, 05/15/2031 (A)	40,000	34,923

Exxon Mobil

4.227%, 03/19/2040	5,000	4,710

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY (continued)

3.452%, 04/15/2051	$40,000	$32,019

3.095%, 08/16/2049	15,000	11,295

Hess

4.300%, 04/01/2027	60,000	58,884

Marathon Petroleum

4.700%, 05/01/2025	90,000	89,462

Midwest Connector Capital

3.900%, 04/01/2024 (A)	80,000	78,568

MPLX

4.500%, 04/15/2038	30,000	26,929

1.750%, 03/01/2026	85,000	78,199

Sabal Trail Transmission

4.246%, 05/01/2028 (A)	90,000	86,850

Sabine Pass Liquefaction

5.900%, 09/15/2037 (A)	45,000	46,226

Spectra Energy Partners

3.375%, 10/15/2026	40,000	38,264

Tennessee Gas Pipeline

7.000%, 10/15/2028	30,000	32,663

Texas Eastern Transmission

4.150%, 01/15/2048 (A)	10,000	8,214

TotalEnergies Capital International

3.461%, 07/12/2049	35,000	27,885

3.127%, 05/29/2050	50,000	37,317

2.986%, 06/29/2041	30,000	23,565

Williams

5.800%, 11/15/2043	30,000	29,854

2.600%, 03/15/2031	30,000	25,486

		1,425,944

FINANCIALS — 26.0%

American International Group

4.375%, 06/30/2050	35,000	29,980

ANZ New Zealand Int’l

1.250%, 06/22/2026 (A)	100,000	89,774

ASB Bank

1.625%, 10/22/2026 (A)	70,000	62,889

BAE Systems Holdings

3.850%, 12/15/2025 (A)	10,000	9,733

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)

Banco Bilbao Vizcaya Argentaria

1.125%, 09/18/2025	$70,000	$63,738

Banco Santander

2.706%, 06/27/2024	120,000	116,032

Bank of America

3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	35,000	27,039

2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	35,000	28,747

Bank of America MTN

4.948%, U.S. SOFR + 2.040%, 07/22/2028 (B)	150,000	149,544

4.183%, 11/25/2027	90,000	86,924

3.458%, ICE LIBOR USD 3 Month + 0.970%,

03/15/2025 (B)	300,000	294,347

2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	20,000	16,894

2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	130,000	92,318

Barclays

3.932%, ICE LIBOR USD 3 Month + 1.610%,

05/07/2025 (B)	80,000	78,209

Blackstone Holdings Finance

2.000%, 01/30/2032 (A)	25,000	19,185

BNP Paribas

5.125%, US Treas Yield Curve Rate T Note

Const Mat 1 Yr + 1.450%, 01/13/2029 (A),(B)	65,000	65,283

2.219%, U.S. SOFR + 2.074%,

06/09/2026 (A),(B)	60,000	55,931

1.323%, U.S. SOFR + 1.004%,

01/13/2027 (A),(B)	100,000	89,991

BPCE

1.652%, U.S. SOFR + 1.520%,

10/06/2026 (A),(B)	50,000	45,320

Citigroup

5.500%, 09/13/2025	50,000	50,161

4.300%, 11/20/2026	10,000	9,804

3.887%, TSFR3M + 1.825%, 01/10/2028 (B)	10,000	9,615

3.200%, 10/21/2026	20,000	19,007

2.976%, U.S. SOFR + 1.422%, 11/05/2030 (B)	10,000	8,774

2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	30,000	21,680

Corebridge Financial

3.900%, 04/05/2032 (A)	40,000	35,158

3.850%, 04/05/2029 (A)(C)	75,000	68,408

3.500%, 04/04/2025 (A)	65,000	62,475

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)

Credit Agricole

1.247%, U.S. SOFR + 0.892%, 01/26/2027 (A),(B)	$70,000	$62,717

Credit Suisse NY

4.750%, 08/09/2024	145,000	140,091

Credit Suisse NY MTN

3.700%, 02/21/2025	105,000	99,442

Deutsche Bank NY

0.962%, 11/08/2023	70,000	67,753

0.898%, 05/28/2024	90,000	84,935

Federation des Caisses Desjardins du Quebec

0.700%, 05/21/2024 (A)	110,000	104,800

GA Global Funding Trust

3.850%, 04/11/2025 (A)	90,000	86,766

1.950%, 09/15/2028 (A)	80,000	68,465

1.000%, 04/08/2024 (A)	100,000	93,994

Goldman Sachs Group

4.411%, TSFR3M + 1.430%, 04/23/2039 (B)	20,000	17,958

3.800%, 03/15/2030	5,000	4,700

3.500%, 01/23/2025	50,000	48,568

3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	30,000	23,169

3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	65,000	48,908

2.640%, U.S. SOFR + 1.114%, 02/24/2028 (B)	70,000	64,099

2.600%, 02/07/2030	10,000	8,651

1.992%, U.S. SOFR + 1.090%, 01/27/2032 (B)	5,000	4,007

1.948%, U.S. SOFR + 0.913%, 10/21/2027 (B)	100,000	89,614

1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	150,000	134,974

Goldman Sachs Group MTN

3.850%, 07/08/2024	40,000	39,360

ING Groep

4.625%, 01/06/2026 (A)	50,000	49,323

3.869%, U.S. SOFR + 1.640%, 03/28/2026 (B)	85,000	82,431

3.550%, 04/09/2024	70,000	68,680

JPMorgan Chase

4.565%, U.S. SOFR + 1.750%, 06/14/2030 (B)	90,000	87,751

4.250%, 10/01/2027	30,000	29,553

3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (B)	60,000	48,983

3.875%, 09/10/2024	10,000	9,829

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)

3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	$30,000	$22,326

2.069%, U.S. SOFR + 1.015%, 06/01/2029 (B)	80,000	69,691

KeyBank

4.150%, 08/08/2025	70,000	67,053

Lloyds Banking Group

4.976%, US Treas Yield Curve Rate T Note

Const Mat 1 Yr + 2.300%, 08/11/2033 (B)	30,000	29,109

4.716%, US Treas Yield Curve Rate T Note

Const Mat 1 Yr + 1.750%, 08/11/2026 (B)	105,000	103,590

Macquarie Group MTN

6.207%, 11/22/2024 (A)	105,000	106,241

MetLife

5.250%, 01/15/2054	35,000	34,591

Morgan Stanley

5.948%, US Treas Yield Curve Rate T Note

Const Mat 5 Yr + 2.430%, 01/19/2038 (B)	15,000	15,058

5.297%, U.S. SOFR + 2.620%, 04/20/2037 (B)	5,000	4,805

5.123%, U.S. SOFR + 1.730%, 02/01/2029 (B)	45,000	45,204

4.210%, U.S. SOFR + 1.610%, 04/20/2028 (B)	80,000	77,560

3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	65,000	50,402

Morgan Stanley MTN

2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)	60,000	54,795

2.188%, U.S. SOFR + 1.990%, 04/28/2026 (B)	100,000	94,187

Nationwide Building Society MTN

2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A),(B)	80,000	73,100

PNC Financial Services Group

5.068%, U.S. SOFR + 1.933%, 01/24/2034 (B)	20,000	19,692

2.600%, 07/23/2026	130,000	121,643

RGA Global Funding

2.700%, 01/18/2029 (A)	25,000	21,882

Royal Bank of Canada MTN

2.300%, 11/03/2031	30,000	24,818

S&P Global

2.900%, 03/01/2032	85,000	75,471

2.450%, 03/01/2027	40,000	37,579

Santander UK Group Holdings

6.833%, U.S. SOFR + 2.749%, 11/21/2026 (B)	75,000	76,332

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)

Truist Bank

3.200%, 04/01/2024	$110,000	$107,716

2.250%, 03/11/2030	10,000	8,204

Truist Financial MTN

5.122%, U.S. SOFR + 1.852%, 01/26/2034 (B)	15,000	14,542

4.873%, U.S. SOFR + 1.435%, 01/26/2029 (B)	70,000	68,484

2.850%, 10/26/2024	40,000	38,488

UBS Group

4.703%, US Treas Yield Curve Rate T Note

Const Mat 1 Yr + 2.050%, 08/05/2027 (A),(B)	175,000	168,831

4.488%, US Treas Yield Curve Rate T Note

Const Mat 1 Yr + 1.550%, 05/12/2026 (A),(B)	45,000	43,667

4.125%, 09/24/2025 (A)	20,000	19,243

US Bancorp

2.491%, US Treas Yield Curve Rate T Note

Const Mat 5 Yr + 0.950%, 11/03/2036 (B)	60,000	46,259

Wells Fargo MTN

4.650%, 11/04/2044	40,000	35,065

4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	35,000	31,363

3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	20,000	17,463

3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (B)	80,000	75,487

2.393%, U.S. SOFR + 2.100%, 06/02/2028 (B).	120,000	108,128

Westpac Banking

1.953%, 11/20/2028	15,000	13,158

		5,397,708

HEALTH CARE — 7.8%

Abbott Laboratories

4.900%, 11/30/2046	10,000	10,292

AbbVie

4.850%, 06/15/2044	20,000	19,070

4.550%, 03/15/2035	10,000	9,786

4.250%, 11/21/2049	138,000	120,899

4.050%, 11/21/2039	56,000	49,516

2.950%, 11/21/2026	170,000	161,427

Amgen

5.750%, 03/02/2063	20,000	20,688

5.650%, 03/02/2053	25,000	25,882

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE (continued)

5.600%, 03/02/2043	$20,000	$20,588

5.250%, 03/02/2030	30,000	30,822

4.875%, 03/01/2053	22,000	20,656

4.400%, 05/01/2045	15,000	13,256

4.200%, 02/22/2052	10,000	8,451

3.350%, 02/22/2032	15,000	13,565

AstraZeneca

3.375%, 11/16/2025	30,000	29,336

Astrazeneca Finance

1.750%, 05/28/2028	90,000	80,256

1.200%, 05/28/2026	70,000	64,083

Bristol-Myers Squibb

4.550%, 02/20/2048	24,000	22,856

3.700%, 03/15/2052	35,000	29,009

2.550%, 11/13/2050	15,000	10,032

Centene

3.000%, 10/15/2030	225,000	192,080

2.500%, 03/01/2031	30,000	24,471

CVS Health

3.000%, 08/15/2026	40,000	38,143

Eli Lilly

4.950%, 02/27/2063	10,000	10,403

4.875%, 02/27/2053	23,000	24,001

Gilead Sciences

4.000%, 09/01/2036	30,000	27,928

2.800%, 10/01/2050	25,000	17,206

Kaiser Foundation Hospitals

4.150%, 05/01/2047	30,000	27,129

Northwell Healthcare

4.260%, 11/01/2047	10,000	8,398

PerkinElmer

0.850%, 09/15/2024	70,000	65,887

Smith & Nephew

2.032%, 10/14/2030	40,000	32,580

Thermo Fisher Scientific

1.750%, 10/15/2028	20,000	17,769

1.215%, 10/18/2024	220,000	209,529

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE (continued)

UnitedHealth Group

5.875%, 02/15/2053	$70,000	$79,015

4.750%, 05/15/2052	15,000	14,562

3.700%, 12/15/2025	30,000	29,424

2.300%, 05/15/2031	55,000	47,627

		1,626,622

INDUSTRIALS — 8.9%

AerCap Ireland Capital DAC

3.400%, 10/29/2033	35,000	28,149

3.300%, 01/30/2032	35,000	28,636

3.000%, 10/29/2028	60,000	52,154

2.450%, 10/29/2026	40,000	35,876

1.650%, 10/29/2024	110,000	102,910

1.150%, 10/29/2023	120,000	117,194

Boeing

5.805%, 05/01/2050	115,000	114,748

5.150%, 05/01/2030	60,000	60,402

5.040%, 05/01/2027	190,000	190,804

3.250%, 02/01/2028	30,000	27,976

3.100%, 05/01/2026	60,000	56,878

2.196%, 02/04/2026	110,000	102,147

Burlington Northern Santa Fe

4.150%, 04/01/2045	60,000	53,545

Canadian Pacific Railway

6.125%, 09/15/2115	30,000	32,049

3.100%, 12/02/2051	25,000	17,943

Carrier Global

2.242%, 02/15/2025	7,000	6,679

Honeywell International

5.000%, 02/15/2033	90,000	94,879

John Deere Capital MTN

1.250%, 01/10/2025	115,000	109,013

Lockheed Martin

5.900%, 11/15/2063	5,000	5,834

5.700%, 11/15/2054	30,000	33,872

Norfolk Southern

4.550%, 06/01/2053	5,000	4,533

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS (continued)

Northrop Grumman

5.150%, 05/01/2040	$15,000	$15,063

4.950%, 03/15/2053	10,000	9,884

2.930%, 01/15/2025	90,000	87,265

Raytheon Technologies

4.450%, 11/16/2038	30,000	28,592

3.950%, 08/16/2025	70,000	69,078

Regal Rexnord

6.400%, 04/15/2033 (A)	40,000	40,753

6.300%, 02/15/2030 (A)	100,000	101,695

6.050%, 02/15/2026 (A)	60,000	60,850

Siemens Financieringsmaatschappij

1.700%, 03/11/2028 (A)	100,000	89,221

Union Pacific

3.500%, 02/14/2053	20,000	15,882

3.375%, 02/14/2042	10,000	8,271

Union Pacific MTN

3.550%, 08/15/2039	5,000	4,293

United Airlines Class AA Pass Through Trust

4.150%, 08/25/2031	28,613	26,213

United Parcel Service

5.050%, 03/03/2053	30,000	30,938

		1,864,219

INFORMATION TECHNOLOGY — 6.0%

Adobe

2.150%, 02/01/2027	110,000	102,375

Analog Devices

1.700%, 10/01/2028	40,000	35,241

Apple

3.250%, 02/23/2026	50,000	48,971

2.650%, 02/08/2051	120,000	84,212

2.375%, 02/08/2041	80,000	59,943

Broadcom

3.419%, 04/15/2033 (A)	100,000	84,150

3.137%, 11/15/2035 (A)	30,000	23,230

2.450%, 02/15/2031 (A)	30,000	24,613

Fidelity National Information Services

5.100%, 07/15/2032	90,000	88,701

33

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY (continued)

Fiserv

3.200%, 07/01/2026	$20,000	$19,063

Intel

5.900%, 02/10/2063	40,000	41,184

5.700%, 02/10/2053	40,000	40,893

5.625%, 02/10/2043	10,000	10,267

4.900%, 08/05/2052	60,000	55,387

Mastercard

3.300%, 03/26/2027	30,000	29,107

Microsoft

2.921%, 03/17/2052	55,000	42,023

2.525%, 06/01/2050	35,000	24,830

2.400%, 08/08/2026	40,000	38,145

Oracle

6.900%, 11/09/2052	25,000	27,970

6.250%, 11/09/2032	115,000	124,104

5.550%, 02/06/2053	35,000	33,581

4.000%, 11/15/2047	5,000	3,840

3.950%, 03/25/2051	20,000	15,080

3.850%, 07/15/2036	70,000	59,866

3.650%, 03/25/2041	25,000	19,378

3.600%, 04/01/2050	5,000	3,552

QUALCOMM

1.650%, 05/20/2032	20,000	16,125

Salesforce

2.900%, 07/15/2051	20,000	14,193

2.700%, 07/15/2041	10,000	7,485

Vontier

2.950%, 04/01/2031	90,000	71,397

		1,248,906

MATERIALS — 1.5%

Celanese US Holdings

6.165%, 07/15/2027	60,000	60,681

Freeport-McMoRan

5.250%, 09/01/2029	67,000	66,230

4.625%, 08/01/2030	21,000	19,998

4.250%, 03/01/2030	10,000	9,306

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS (continued)

International Flavors & Fragrances

3.468%, 12/01/2050 (A)	$40,000	$27,353

3.268%, 11/15/2040 (A)	65,000	46,422

2.300%, 11/01/2030 (A)	25,000	20,328

Minera Mexico

4.500%, 01/26/2050 (A)	30,000	23,544

PPG Industries

1.200%, 03/15/2026	50,000	45,302

		319,164

REAL ESTATE — 7.6%

Agree

4.800%, 10/01/2032	65,000	62,305

2.000%, 06/15/2028	80,000	68,271

Alexandria Real Estate Equities

4.750%, 04/15/2035	85,000	80,917

3.550%, 03/15/2052	35,000	24,649

Equinix

2.625%, 11/18/2024	160,000	153,891

Extra Space Storage

5.700%, 04/01/2028	115,000	117,652

3.900%, 04/01/2029	80,000	74,311

Invitation Homes Operating Partnership

2.300%, 11/15/2028	70,000	59,642

Mid-America Apartments

1.100%, 09/15/2026	50,000	44,316

Ontario Teachers’ Cadillac Fairview Properties Trust

2.500%, 10/15/2031 (A)	80,000	65,107

Prologis

2.250%, 01/15/2032	25,000	20,653

Public Storage

1.950%, 11/09/2028	50,000	43,945

Realty Income

4.900%, 07/15/2033	20,000	19,639

Regency Centers

4.650%, 03/15/2049	25,000	21,457

Rexford Industrial Realty

2.150%, 09/01/2031	35,000	27,926

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE (continued)

Scentre Group Trust 1

3.750%, 03/23/2027 (A)	$10,000	$9,498

3.500%, 02/12/2025 (A)	20,000	19,418

3.250%, 10/28/2025 (A)	10,000	9,516

Simon Property Group

2.450%, 09/13/2029	50,000	43,618

1.750%, 02/01/2028	15,000	13,053

Spirit Realty

3.400%, 01/15/2030	20,000	17,287

3.200%, 02/15/2031	55,000	46,044

2.100%, 03/15/2028	40,000	33,856

Sun Communities Operating

2.300%, 11/01/2028	195,000	167,120

UDR MTN

3.500%, 01/15/2028	35,000	32,611
VICI Properties

4.950%, 02/15/2030	45,000	43,050

4.750%, 02/15/2028	140,000	135,206

4.625%, 12/01/2029 (A)	70,000	65,141

4.375%, 05/15/2025	40,000	39,038

4.125%, 08/15/2030 (A)	20,000	17,953

		1,577,090

UTILITIES — 9.3%

AES

3.300%, 07/15/2025 (A)	30,000	28,532

2.450%, 01/15/2031	10,000	8,207

CenterPoint Energy Houston Electric

3.000%, 03/01/2032	25,000	22,388

2.900%, 07/01/2050	10,000	7,014

Cleco Corporate Holdings

3.375%, 09/15/2029	30,000	26,173

Commonwealth Edison

4.000%, 03/01/2049	20,000	16,969

3.200%, 11/15/2049	30,000	22,262

3.100%, 11/01/2024	20,000	19,502

3.000%, 03/01/2050	30,000	21,529

Constellation Energy Generation

6.250%, 10/01/2039	45,000	47,697

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES (continued)

5.750%, 10/01/2041	$50,000	$49,469

Consumers Energy

4.200%, 09/01/2052	10,000	8,838

3.500%, 08/01/2051	10,000	7,840

Dominion Energy

4.850%, 08/15/2052	10,000	9,124

3.375%, 04/01/2030	40,000	36,480

1.450%, 04/15/2026	140,000	127,493

DTE Energy

4.220%,11/01/2024 (D)	105,000	103,741

Duke Energy Carolinas

2.850%, 03/15/2032	45,000	39,453

Duke Energy Ohio

4.300%, 02/01/2049	50,000	43,106

2.125%, 06/01/2030	20,000	16,914

Duke Energy Progress

4.100%, 05/15/2042	70,000	61,476

East Ohio Gas

3.000%, 06/15/2050 (A)	20,000	13,498

Entergy

2.950%, 09/01/2026	50,000	47,213

2.400%, 06/15/2031	40,000	33,373

Entergy Texas

3.550%, 09/30/2049	60,000	45,756

Eversource Energy

2.900%, 10/01/2024	50,000	48,445

Georgia Power

4.300%, 03/15/2043	60,000	52,334

Indiana Michigan Power

4.250%, 08/15/2048	10,000	8,636

Indianapolis Power & Light

4.050%, 05/01/2046 (A)	30,000	25,144

Jersey Central Power & Light

2.750%, 03/01/2032 (A)	60,000	50,799

MidAmerican Energy

3.150%, 04/15/2050	60,000	44,749

National Rural Utilities Cooperative Finance

4.450%, 03/13/2026	45,000	45,194

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES (continued)

NextEra Energy Capital Holdings

4.450%, 06/20/2025	$155,000	$154,182

Oglethorpe Power

5.375%, 11/01/2040	70,000	66,789

5.250%, 09/01/2050	50,000	47,861

Oncor Electric Delivery

4.950%, 09/15/2052	15,000	14,753

3.750%, 04/01/2045	40,000	33,697

3.700%, 05/15/2050	10,000	8,260

Pacific Gas and Electric

6.750%, 01/15/2053	67,000	68,750

6.700%, 04/01/2053	20,000	20,418

4.950%, 07/01/2050	10,000	8,148

4.500%, 07/01/2040	32,000	26,006

4.200%, 06/01/2041	5,000	3,889

2.500%, 02/01/2031	30,000	24,306

2.100%, 08/01/2027	70,000	61,343

Public Service of Colorado

3.200%, 03/01/2050	30,000	22,376

Public Service of New Hampshire

5.150%, 01/15/2053	70,000	72,377

Puget Energy

2.379%, 06/15/2028	60,000	53,336

Sempra Energy

4.000%, 02/01/2048	5,000	4,076

3.800%, 02/01/2038	20,000	17,618

Southern

1.750%, 03/15/2028	30,000	26,097

Southern California Gas

6.350%, 11/15/2052	40,000	46,555

4.300%, 01/15/2049	10,000	8,791

Union Electric

4.000%, 04/01/2048	20,000	16,836

		1,945,812

TOTAL CORPORATE OBLIGATIONS

(Cost $20,873,367)		18,821,291

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — 6.2%

	Face Amount	Value

U.S. Treasury Bonds

4.000%, 11/15/2052	$665,000	$705,939

3.875%, 02/15/2043	130,000	131,381

3.625%, 02/15/2053	100,000	99,156

U.S. Treasury Notes

3.625%, 03/31/2028	100,000	100,539

3.625%, 03/31/2030	60,000	60,563

3.500%, 02/15/2033	185,000	186,098

TOTAL U.S. TREASURY OBLIGATIONS

(Cost $1,257,836)		1,283,676

SOVEREIGN DEBT — 2.0%

Indonesia Government International Bond

4.650%, 09/20/2032	80,000	80,237

Israel Government International Bond

3.875%, 07/03/2050	20,000	16,713

Mexico Government International Bond

6.350%, 02/09/2035	30,000	32,162

6.338%, 05/04/2053	35,000	36,034

5.000%, 04/27/2051	15,000	13,131

Panama Government International Bond

6.853%, 03/28/2054	25,000	26,150

3.160%, 01/23/2030	60,000	53,153

Perusahaan Penerbit SBSN Indonesia III

3.550%, 06/09/2051 (A)	10,000	7,782

Philippine Government International Bond

5.609%, 04/13/2033	15,000	16,213

3.200%, 07/06/2046	30,000	22,671

2.950%, 05/05/2045	10,000	7,343

Republic of Poland Government International Bond

4.875%, 10/04/2033	110,000	112,084

TOTAL SOVEREIGN DEBT

(Cost $445,963)		423,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

MUNICIPAL BOND — 0.3%

	Face Amount	Value

CALIFORNIA — 0.3%
California State, GO

7.600%, 11/01/2040	$50,000	$66,431

TOTAL MUNICIPAL BOND

(Cost $84,355)		66,431

TOTAL INVESTMENTS— 98.8%

(Cost $22,661,521)		$20,595,071

Percentages are based on Net Assets of $20,844,864.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2023, the value of these securities amounted to $3,192,491, representing 15.3% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

DAC — Designated Activity Company

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$18,752,883	$68,408	$18,821,291
U.S. Treasury Obligations	936,476	347,200	–	1,283,676
Sovereign Debt	–	423,673	–	423,673
Municipal Bond	–	66,431	–	66,431

Total Investments in Securities	$936,476	$19,590,187	$68,408	$20,595,071

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
U.S. Credit Fund
April 30, 2023
(Unaudited)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Retirement Income 2040 Fund
April 30, 2023
(Unaudited)

SECTOR WEIGHTING†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

EXCHANGE TRADED FUNDS — 78.5%
	Shares	Value
Legal & General Cash Flow Matched Bond Fund ,*	1,352	$12,841
Legal & General Long Duration U.S. Credit Fund ,*	1,792	13,797
Legal & General MSCI World Index Fund ,*	3,227	29,519
Legal & General U.S. Credit Fund ,*	1,299	11,039

TOTAL EXCHANGE TRADED FUNDS (Cost $64,449)		67,196

TOTAL INVESTMENTS— 78.5% (Cost $64,449)		$67,196

Percentages are based on Net Assets of $85,569.

*	Affiliated investment.

The following is a summary of the transactions with affiliated investments for the period ended April 30, 2023 ($ Thousands):

Value at 10/31/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 04/30/23	Shares	Dividend Income
Legal & General Cash Flow Matched Bond Fund
$ 17,897	$6,495	$(11,921)	$907	$(537)	$12,841	1,352	$-
Legal & General Long Duration U.S. Credit Fund

19,920	8,067	(15,966)	4,912	(3,136)	13,797	1,792	-
Legal & General MSCI World Index Fund

75,641	13,785	(63,788)	12,626	(8,745)	25,519	3,227	-
Legal & General U.S. Credit Fund

12,568	7,897	(10,108)	1,684	(1,002)	11,039	1,299	-
Totals:
	$36,244	$ (101,783)	$ 20,129	$ (13,420)	$67,196	7,670	$-

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Retirement Income 2040 Fund
April 30, 2023
(Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

As of April 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
April 30, 2023
(Unaudited)

SECTOR WEIGHTING †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 94.7%

	Face Amount	Value

COMMUNICATION SERVICES — 8.7%
Alphabet
0.800%, 08/15/2027	$100,000	$88,235
AT&T
2.300%, 06/01/2027	225,000	206,447
Comcast
3.950%, 10/15/2025	100,000	98,818
NTT Finance
1.162%, 04/03/2026 (A)	200,000	182,104
Paramount Global
4.750%, 05/15/2025	167,000	165,378
Sky
3.750%, 09/16/2024 (A)	200,000	196,130
Verizon Communications
0.850%, 11/20/2025	400,000	364,253
0.750%, 03/22/2024	500,000	481,076
Walt Disney
1.750%, 08/30/2024	250,000	240,532

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES (continued)
Warnermedia Holdings
3.755%, 03/15/2027 (A)	$100,000	$94,297

		2,117,270

CONSUMER DISCRETIONARY — 6.6%
Amazon.com
0.800%, 06/03/2025	200,000	186,322
BMW US Capital
0.750%, 08/12/2024 (A)	125,000	118,764
General Motors
4.000%, 04/01/2025	250,000	244,061
Home Depot
2.875%, 04/15/2027	150,000	143,742
Honda Motor
2.534%, 03/10/2027	100,000	93,957
Lowe’s
2.500%, 04/15/2026	300,000	285,066
McDonald’s MTN
1.450%, 09/01/2025	200,000	187,273
Starbucks
2.000%, 03/12/2027	100,000	91,718
Target
1.950%, 01/15/2027	200,000	186,115
Toyota Motor Credit
5.450%, 11/10/2027	50,000	52,314

		1,589,332

CONSUMER STAPLES — 6.9%
Altria Group
2.350%, 05/06/2025	100,000	95,331
Cargill
3.625%, 04/22/2027 (A)	100,000	97,602
0.400%, 02/02/2024 (A)	100,000	96,468
Coca-Cola
1.450%, 06/01/2027	100,000	90,953
Diageo Capital
1.375%, 09/29/2025	200,000	185,473
Hormel Foods
0.650%, 06/03/2024	100,000	95,589

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES (continued)
Kenvue
5.050%, 03/22/2028 (A)	$100,000	$103,559
Mars
0.875%, 07/16/2026 (A)	200,000	179,663
McCormick
3.150%, 08/15/2024	150,000	146,214
PepsiCo
2.375%, 10/06/2026	150,000	142,236
Procter & Gamble
2.450%, 11/03/2026	200,000	190,123
Walmart
2.850%, 07/08/2024	250,000	245,448

		1,668,659

ENERGY — 4.1%
Chevron
1.141%, 05/11/2023	100,000	99,894
ConocoPhillips
3.350%, 11/15/2024	250,000	245,014
Enterprise Products Operating
3.950%, 02/15/2027	100,000	98,765
Kinder Morgan
4.300%, 06/01/2025	150,000	148,156
Sabine Pass Liquefaction
5.000%, 03/15/2027	120,000	120,058
Shell International Finance BV
3.500%, 11/13/2023	285,000	283,015

		994,902

FINANCIALS — 29.6%
Aflac
2.875%, 10/15/2026	150,000	141,835
1.125%, 03/15/2026	100,000	91,569
American Express
5.850%, 11/05/2027	100,000	104,719
3.000%, 10/30/2024	100,000	97,123
Aon Global
3.500%, 06/14/2024	100,000	98,202

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)
Bank of America MTN
3.559%, ICE LIBOR USD 3 Month + 1.060%,
04/23/2027 (B)	$100,000	$95,420
0.981%, U.S. SOFR + 0.910%, 09/25/2025 (B)	125,000	117,106
Bank of Montreal MTN
2.650%, 03/08/2027	125,000	116,234
Bank of Nova Scotia
0.400%, 09/15/2023	200,000	196,324
Berkshire Hathaway Finance
2.300%, 03/15/2027	150,000	143,036
Charles Schwab
3.850%, 05/21/2025	125,000	121,326
Citibank
3.650%, 01/23/2024	200,000	197,536
Citigroup
3.200%, 10/21/2026	250,000	237,588
Corebridge Financial
3.650%, 04/05/2027 (A)	175,000	165,048
European Investment Bank
0.375%, 07/24/2024	250,000	237,914
European Investment Bank MTN
3.125%, 12/14/2023	200,000	197,696
GA Global Funding Trust
0.800%, 09/13/2024 (A)	250,000	233,648
GATX
4.350%, 02/15/2024	100,000	98,971
Goldman Sachs Group
3.750%, 02/25/2026	100,000	97,480
3.625%, 02/20/2024	275,000	271,130
Inter-American Development Bank MTN
0.875%, 04/03/2025	300,000	281,845
International Bank for Reconstruction & Development
0.250%, 11/24/2023	350,000	340,732
Jackson Financial
1.125%, 11/22/2023	250,000	243,044
JPMorgan Chase
3.625%, 05/13/2024	200,000	197,302
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (B)	450,000	422,535

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)
Kreditanstalt fuer Wiederaufbau
0.375%, 07/18/2025	$350,000	$323,642
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	200,000	199,016
Metropolitan Life Global Funding I MTN
0.700%, 09/27/2024 (A)	220,000	207,053
Morgan Stanley MTN
3.875%, 04/29/2024	200,000	197,279
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (B)	200,000	193,036
New York Life Global Funding
2.350%, 07/14/2026 (A)	200,000	187,148
Northwestern Mutual Global Funding
1.750%, 01/11/2027 (A)	100,000	90,532
PNC Financial Services Group
1.150%, 08/13/2026	125,000	110,900
Royal Bank of Canada MTN
1.400%, 11/02/2026	100,000	89,451
S&P Global
2.450%, 03/01/2027	200,000	187,897
State Street
1.684%, U.S. SOFR + 0.560%, 11/18/2027 (B)	100,000	90,005
Toronto-Dominion Bank MTN
2.800%, 03/10/2027	200,000	185,880
1.950%, 01/12/2027	150,000	135,612
US Bancorp
1.450%, 05/12/2025	100,000	92,732
Wells Fargo MTN
3.550%, 09/29/2025	100,000	97,210
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (B)	250,000	235,897

		7,168,653

HEALTH CARE — 8.8%
Abbott Laboratories
3.750%, 11/30/2026	100,000	99,659
Amgen
2.200%, 02/21/2027	125,000	115,645
Astrazeneca Finance
0.700%, 05/28/2024	100,000	95,680

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE (continued)
Bristol-Myers Squibb
0.750%, 11/13/2025	$155,000	$142,468
Cigna Group
4.125%, 11/15/2025	100,000	98,757
CVS Health
3.625%, 04/01/2027	150,000	145,169
Elevance Health
4.101%, 03/01/2028	125,000	123,283
2.375%, 01/15/2025	100,000	96,169
GE HealthCare Technologies
5.650%, 11/15/2027 (A)	150,000	154,884
Gilead Sciences
0.750%, 09/29/2023	150,000	147,237
Johnson & Johnson
0.550%, 09/01/2025	150,000	138,534
Kaiser Foundation Hospitals
3.150%, 05/01/2027	100,000	95,179
Merck
1.700%, 06/10/2027	125,000	114,197
Pfizer
3.400%, 05/15/2024	150,000	147,866
Thermo Fisher Scientific
4.800%, 11/21/2027	155,000	159,278
UnitedHealth Group
3.700%, 12/15/2025	250,000	245,203

		2,119,208

INDUSTRIALS — 8.7%
Burlington Northern Santa Fe
3.650%, 09/01/2025	300,000	294,359
Canadian Pacific Railway
1.750%, 12/02/2026	325,000	296,780
Caterpillar Financial Services MTN
2.150%, 11/08/2024	175,000	168,822
Eaton
3.103%, 09/15/2027	100,000	95,415
John Deere Capital MTN
2.650%, 06/24/2024	270,000	263,908

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS (continued)
Northrop Grumman
3.250%, 08/01/2023	$250,000	$248,344
Otis Worldwide
2.056%, 04/05/2025	100,000	94,651
Parker-Hannifin
4.250%, 09/15/2027	100,000	98,872
Raytheon Technologies
2.650%, 11/01/2026	300,000	283,059
Union Pacific
3.250%, 01/15/2025	100,000	97,849
Waste Management
0.750%, 11/15/2025	200,000	181,680

		2,123,739

INFORMATION TECHNOLOGY — 7.7%
Apple
2.450%, 08/04/2026	170,000	162,146
2.400%, 05/03/2023	200,000	200,000
Intel
3.750%, 08/05/2027	150,000	146,832
Mastercard
2.950%, 11/21/2026	100,000	96,127
Microsoft
2.400%, 08/08/2026	500,000	476,812
NVIDIA
0.584%, 06/14/2024	100,000	95,661
PayPal Holdings
2.650%, 10/01/2026	100,000	94,725
QUALCOMM
3.250%, 05/20/2027	100,000	96,927
Salesforce
0.625%, 07/15/2024	250,000	238,522
Texas Instruments
1.125%, 09/15/2026	185,000	167,979
Visa
3.150%, 12/14/2025	100,000	97,128

		1,872,859

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — 0.4%
Ecolab
1.650%, 02/01/2027	$100,000	$91,241

REAL ESTATE — 7.0%
Alexandria Real Estate Equities
3.950%, 01/15/2027	200,000	192,941
ERP Operating
2.850%, 11/01/2026	250,000	233,501
Mid-America Apartments
1.100%, 09/15/2026	325,000	288,053
Prologis
2.125%, 04/15/2027	100,000	92,038
Public Storage
1.500%, 11/09/2026	300,000	269,772
Realty Income
4.625%, 11/01/2025	150,000	148,555
4.600%, 02/06/2024	100,000	99,497
Simon Property Group
2.000%, 09/13/2024	300,000	287,042
Spirit Realty
3.200%, 01/15/2027	100,000	91,525

		1,702,924

UTILITIES — 6.2%
American Water Capital
2.950%, 09/01/2027	100,000	94,710
CMS Energy
2.950%, 02/15/2027	100,000	93,776
Connecticut Light and Power
3.200%, 03/15/2027	100,000	95,971
Duke Energy Florida
3.200%, 01/15/2027	150,000	143,987
Entergy Louisiana
0.950%, 10/01/2024	100,000	94,691
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	250,000	236,392
NextEra Energy Capital Holdings
1.875%, 01/15/2027	125,000	113,690

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES (continued)
Oncor Electric Delivery
2.750%, 06/01/2024	$175,000	$170,757
Public Service Electric and Gas MTN
2.250%, 09/15/2026	200,000	186,107
Southern California Gas
2.950%, 04/15/2027	175,000	165,730
Virginia Electric and Power
3.500%, 03/15/2027	100,000	96,770

		1,492,581

TOTAL CORPORATE OBLIGATIONS
(Cost $23,989,004)		22,941,368

U.S. TREASURY OBLIGATIONS — 4.1%

U.S. Treasury Notes
4.000%, 02/29/2028	170,000	173,745
3.875%, 11/30/2027	800,000	811,688

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $975,544)		985,433

TOTAL INVESTMENTS— 98.8%
(Cost $24,964,548)		$23,926,801

Percentages are based on Net Assets of $24,228,030.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2023, the value of these securities amounted to $2,305,916, representing 9.5% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund
April 30, 2023 (Unaudited)

The open futures contracts held by the Fund at April 30, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 5-Year Treasury Note	14	Jul-2023	$1,512,991	$1,536,390	$23,400

Short Contracts
U.S. 2-Year Treasury Note	(3)	Jul-2023	$(610,969)	$(618,492)	$(7,523)

			$902,022	$917,898	$15,877

The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$22,941,368	$–	$22,941,368
U.S. Treasury Obligations	–	985,433	–	985,433

Total Investments in Securities $	–	$23,926,801	$–	$23,926,801

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$23,400	$–	$–	$23,400
Unrealized Depreciation (7,523)		–	–	(7,523)
Total Other Financial

Instruments	$15,877	$–	$–	$15,877

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SECTOR WEIGHTING†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%

	Shares	Value
COMMUNICATION SERVICES — 6.6%
Activision Blizzard (A)	327	$25,411
Adevinta, Cl B (A)	103	793
Alphabet, Cl A (A)	2,545	273,180
Alphabet, Cl C (A)	2,352	254,533
AT&T	3,009	53,169
Auto Trader Group (B)	384	3,071
BCE	29	1,394
Bezeq The Israeli Telecommunication	1,048	1,427
Bollore	355	2,398
BT Group, Cl A	2,950	5,892
Cameco (A)	214	5,884
Capcom	100	3,758
Cellnex Telecom (A) (B)	244	10,274
Charter Communications, Cl A (A)	46	16,960
Comcast, Cl A	1,839	76,079
CyberAgent	200	1,745
Dentsu Group	100	3,603
Deutsche Telekom	1,417	34,167

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES (continued)
DISH Network, Cl A (A)	99	$744
Electronic Arts	121	15,401
Elisa	57	3,540
Embracer Group, Cl B (A)	370	1,932
Fox	193	6,136
Hakuhodo DY Holdings	100	1,178
HKT Trust & HKT	2,000	2,629
Informa	602	5,473
Infrastrutture Wireless Italiane (B)	136	1,888
Interpublic Group of	158	5,645
KDDI	700	21,853
Koninklijke KPN	1,350	4,923
Liberty Broadband, Cl C (A)	56	4,748
Liberty Global (A)	138	2,807
Liberty Global, Cl A (A)	65	1,268
Liberty Media -Liberty Formula One, Cl C (A)	78	5,631
Liberty Media -Liberty SiriusXM (A)	119	3,333
Live Nation Entertainment (A)	85	5,761
Match Group (A)	119	4,391
Meta Platforms, Cl A (A)	962	231,188
Netflix (A)	192	63,347
News	157	2,765
Nexon	200	4,518
Nintendo	500	21,139
Nippon Telegraph & Telephone	500	15,257
Omnicom Group	86	7,789
Orange	931	12,118
Paramount Global, Cl B	243	5,669
Pinterest, Cl A (A)	283	6,509
Publicis Groupe	110	8,993
Quebecor, Cl B	67	1,729
REA Group	21	1,975
ROBLOX, Cl A (A)	155	5,518
Rogers Communications, Cl B	142	7,016
Roku, Cl A (A)	47	2,642
Scout24 (B)	35	2,181
Sea ADR (A)	160	12,187
SEEK	134	2,186
Singapore Telecommunications (A)	4,100	7,857
Sirius XM Holdings	405	1,539
Snap, Cl A (A)	464	4,041
SoftBank	1,200	13,511

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES (continued)
SoftBank Group	500	$18,751
Spark New Zealand	747	2,420
Swisscom	12	8,239
Take-Two Interactive Software (A)	71	8,825
Tele2, Cl B	205	2,178
Telecom Italia (A)	4,001	1,177
Telefonica	2,112	9,593
Telefonica Deutschland Holding	419	1,416
Telenor	281	3,506
Telia	1,093	3,043
Telstra Group	1,669	4,842
TELUS	185	3,922
T-Mobile US (A)	267	38,421
Trade Desk, Cl A (A)	197	12,675
United Internet	39	670
Universal Music Group	291	6,358
Verizon Communications	1,814	70,438
Vivendi	311	3,416
Vodafone Group	11,628	13,967
Walt Disney (A)	780	79,950
Warner Bros Discovery (A)	945	12,862
WPP	478	5,571
Z Holdings	1,100	3,013
ZoomInfo Technologies, Cl A (A)	126	2,761

		1,632,707

CONSUMER DISCRETIONARY — 10.0%
Accor	68	2,412
adidas	67	11,799
Advance Auto Parts	25	3,138
Ageas	69	3,074
Airbnb, Cl A (A)	163	19,506
Aisin	100	2,935
Allianz	174	43,693
Amazon.com (A)	3,932	414,629
Aptiv (A)	119	12,240
Aramark	92	3,192
Aristocrat Leisure	241	6,096
AutoZone (A)	8	21,307
Bandai Namco Holdings	300	6,815
Barratt Developments	408	2,567
Bath & Body Works	106	3,721

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Bayerische Motoren Werke	147	$16,477
Berkeley Group Holdings	45	2,518
Best Buy	90	6,707
Booking Holdings (A)	17	45,667
BorgWarner	96	4,621
Bridgestone	300	12,047
BRP	22	1,644
Burberry Group	162	5,288
Burlington Stores (A)	27	5,206
Caesars Entertainment (A)	86	3,895
Canadian Tire, Cl A	23	3,015
CarMax (A)	65	4,552
Carnival (A)	393	3,620
Chewy, Cl A (A)	36	1,116
Chipotle Mexican Grill, Cl A (A)	12	24,811
Cie Financiere Richemont, Cl A	223	36,862
Cie Generale des Etablissements Michelin SCA	312	9,936
Compass Group	779	20,551
Continental	44	3,087
Darden Restaurants	52	7,900
Delivery Hero (A) (B)	65	2,598
Denso	200	12,073
D’ieteren Group	13	2,448
Dollar General	96	21,260
Dollar Tree (A)	99	15,217
Dollarama	116	7,185
Domino’s Pizza	15	4,762
DoorDash, Cl A (A)	110	6,731
DR Horton	138	15,155
eBay	230	10,679
Electrolux, Cl B (A)	92	1,388
Entain	235	4,282
Etsy (A)	51	5,153
Evolution (B)	84	11,223
Expedia Group (A)	65	6,107
Ferrari	58	16,162
Flutter Entertainment (A)	76	15,186
Ford Motor	1,675	19,899
Galaxy Entertainment Group (A)	1,000	7,117
Garmin	62	6,087
General Motors	603	19,923
Genting Singapore	2,400	2,042

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Genuine Parts	57	$9,594
Gildan Activewear	79	2,573
H & M Hennes & Mauritz, Cl B	294	4,310
Hasbro	52	3,079
Hermes International	14	30,395
Hilton Worldwide Holdings	122	17,570
Home Depot	435	130,735
Honda Motor	700	18,566
Hydro One (B)	132	3,866
IDP Education	84	1,578
Iida Group Holdings	100	1,778
Industria de Diseno Textil	490	16,845
InterContinental Hotels Group	73	5,019
Isuzu Motors	200	2,362
JD Sports Fashion	1,032	2,095
Just Eat Takeaway.com (A) (B)	72	1,263
Kering	32	20,492
Kingfisher	846	2,742
Klepierre	81	2,052
Koito Manufacturing	100	1,934
La Francaise des Jeux SAEM (B)	38	1,624
Las Vegas Sands (A)	138	8,811
Lear	24	3,064
Lennar, Cl A	110	12,409
LKQ	112	6,466
Lottery	890	2,984
Lowe’s	258	53,620
Lucid Group (A)	162	1,286
Lululemon Athletica (A)	52	19,756
Marriott International, Cl A	120	20,321
Mazda Motor	200	1,810
McDonald’s	313	92,570
MercadoLibre (A)	20	25,550
Mercedes-Benz Group	354	27,607
MGM Resorts International (A)	119	5,346
Mohawk Industries (A)	24	2,542
Moncler	82	6,083
Newell Brands	153	1,859
Next	53	4,497
NIKE, Cl B	537	68,049
Nissan Motor	900	3,282
NVR (A)	2	11,680

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
O’Reilly Automotive (A)	26	$23,850
Oriental Land	500	17,695
Pan Pacific International Holdings	200	3,737
Panasonic Holdings	900	8,477
Pandora	40	3,702
Pearson	303	3,371
Persimmon	128	2,118
Pool	16	5,621
Prosus	337	25,219
PulteGroup	104	6,984
Puma	42	2,461
Rakuten Group (A)	400	1,995
Renault	77	2,860
Restaurant Brands International	139	9,744
Rivian Automotive, Cl A (A)	140	1,795
Ross Stores	147	15,689
Royal Caribbean Cruises (A)	92	6,020
Sands China (A)	1,200	4,298
SEB	11	1,261
Sekisui Chemical	200	2,846
Sekisui House	200	4,112
Sharp (A)	100	713
Sodexo	35	3,751
Sony Group	500	45,237
Starbucks	492	56,231
Stellantis	993	16,471
Subaru	300	4,897
Sumitomo Electric Industries	300	3,829
Suzuki Motor	200	6,974
Swatch Group	47	7,725
Target	198	31,234
Taylor Wimpey	1,459	2,355
Tesla (A)	1,149	188,792
TJX	491	38,701
Toyota Motor	4,500	61,785
Tractor Supply	46	10,966
Ulta Beauty (A)	22	12,131
USS	100	1,680
Vail Resorts	16	3,848
Valeo	92	1,796
VF	134	3,150
Volkswagen	13	2,183

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Volvo Car, Cl B (A)	276	$1,139
Wesfarmers	496	17,158
Whirlpool	25	3,490
Whitbread	81	3,316
Wynn Resorts (A)	42	4,800
Yamaha	100	3,941
Yamaha Motor	100	2,593
Yum! Brands	117	16,448
Zalando (A) (B)	89	3,661

		2,364,235

CONSUMER STAPLES — 7.7%
Aeon	300	6,115
Ajinomoto	200	7,193
Alimentation Couche-Tard	335	16,720
Altria Group	786	37,343
Anheuser-Busch InBev	373	24,252
Archer-Daniels-Midland	244	19,051
Asahi Group Holdings	200	7,727
Associated British Foods	143	3,523
Barry Callebaut	1	2,135
Beiersdorf	40	5,585
British American Tobacco	928	34,286
Brown-Forman, Cl B	124	8,071
Budweiser Brewing APAC (B)	700	2,022
Bunge	72	6,739
Campbell Soup	79	4,290
Carlsberg, Cl B	40	6,620
Carrefour	254	5,283
Chocoladefabriken Lindt & Spruengli	1	12,347
Church & Dwight	99	9,615
Clorox	59	9,772
Coca-Cola	1,760	112,904
Coca-Cola Europacific Partners	82	5,287
Coca-Cola HBC	80	2,442
Coles Group	538	6,499
Colgate-Palmolive	340	27,132
Conagra Brands	193	7,326
Constellation Brands, Cl A	69	15,833
Costco Wholesale	188	94,605
Danone	286	18,929
Darling Ingredients (A)	73	4,349

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES (continued)
Davide Campari-Milano	210	$2,706
Diageo	973	44,385
Empire	68	1,826
Endeavour Group	545	2,456
Essity, Cl B	246	7,455
Estee Lauder, Cl A	99	24,425
General Mills	246	21,803
George Weston	31	4,162
Haleon	2,111	9,282
Heineken	118	13,549
Heineken Holding	46	4,415
HelloFresh (A)	66	1,772
Henkel & KGaA	42	3,106
Hershey	65	17,749
Hormel Foods	120	4,853
Imperial Brands	379	9,382
J M Smucker	44	6,794
J Sainsbury	710	2,467
Japan Tobacco	500	10,758
JDE Peet’s	40	1,217
Jeronimo Martins SGPS	115	2,902
Kao	200	8,082
Kellogg	103	7,186
Kerry Group, Cl A	64	6,741
Kesko, Cl B	110	2,293
Keurig Dr Pepper	345	11,281
Kikkoman	100	5,923
Kimberly-Clark	146	21,154
Kirin Holdings	400	6,498
Kobe Bussan	100	2,797
Koninklijke Ahold Delhaize	471	16,195
Kraft Heinz	320	12,566
Kroger	285	13,860
Lamb Weston Holdings	63	7,044
McCormick	118	10,366
Metro, Cl A	100	5,700
Molson Coors Beverage, Cl B	76	4,520
Mondelez International, Cl A	591	45,342
Monster Beverage (A)	326	18,256
Mowi	176	3,358
Nestle	1,172	150,355
Nisshin Seifun Group	100	1,212

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES (continued)
Ocado Group (A)	196	$1,247
Orkla	302	2,171
PepsiCo	591	112,816
Pernod Ricard	87	20,093
Philip Morris International	661	66,080
Procter & Gamble	1,015	158,726
Reckitt Benckiser Group	312	25,213
Remy Cointreau	9	1,557
Salmar	33	1,466
Seven & i Holdings	300	13,595
Shiseido	200	10,025
Suntory Beverage & Food	100	3,765
Sysco	221	16,960
Tesco	3,114	11,009
Treasury Wine Estates	289	2,677
Tyson Foods, Cl A	118	7,374
Unicharm	200	8,074
Unilever	1,078	60,025
Walgreens Boots Alliance	332	11,703
Walmart	633	95,564
Welcia Holdings	100	2,094
WH Group	3,500	1,949
Wilmar International	800	2,363
Woolworths Group	568	14,653
Yakult Honsha	100	7,521

		1,740,908

ENERGY — 4.9%
Aker (A)(C)	77	1,839
Aker BP	50	1,195
Ampol	95	1,896
APA	147	5,417
ARC Resources	288	3,578
Baker Hughes, Cl A	454	13,275
BP	7,687	51,572
Canadian Natural Resources	468	28,518
Cenovus Energy	595	9,986
Cheniere Energy	97	14,841
Chesapeake Energy	49	4,051
Chevron	782	131,830
ConocoPhillips	537	55,252
Coterra Energy	355	9,088

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
ENERGY (continued)
Devon Energy	258	$13,785
Diamondback Energy	69	9,812
Enbridge	866	34,433
ENEOS Holdings	1,200	4,269
Eni	1,054	15,923
EOG Resources	247	29,509
Equinor	428	12,323
Equities	144	5,017
Exxon Mobil	1,757	207,923
Galp Energia SGPS	200	2,417
Halliburton	395	12,936
Hess	114	16,537
HF Sinclair	74	3,264
Idemitsu Kosan	100	2,129
Imperial Oil	91	4,638
Inpex	400	4,377
Keyera	88	2,071
Kinder Morgan	907	15,555
Marathon Oil	244	5,895
Marathon Petroleum	200	24,400
Neste	170	8,239
Occidental Petroleum	312	19,197
OMV	59	2,792
ONEOK	202	13,213
Ovintiv	120	4,330
Parkland	61	1,439
Pembina Pipeline	220	7,242
Phillips 66	195	19,305
Pioneer Natural Resources	99	21,538
Repsol	581	8,535
Santos	1,288	6,101
Schlumberger	592	29,215
Shell	3,018	92,738
Suncor Energy	595	18,629
Targa Resources	89	6,722
TC Energy	453	18,827
Tenaris	189	2,704
Texas Pacific Land	3	4,433
TotalEnergies	1,055	67,415
Tourmaline Oil	124	5,571
Valero Energy	169	19,379
Williams	528	15,977

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
ENERGY (continued)
Woodside Energy Group	839	$19,037

		1,172,129

FINANCIALS — 13.4%
3i Group	467	10,390
ABN AMRO Bank (B)	177	2,837
abrdn	871	2,334
Admiral Group	77	2,238
Aegon	749	3,418
Aflac	255	17,812
AIA Group	5,000	54,435
AIB Group	531	2,284
Allstate	119	13,775
Ally Financial	144	3,799
American Express	274	44,207
American Financial Group	29	3,559
American International Group	318	16,867
Ameriprise Financial	46	14,036
Amundi (B)	24	1,572
Annaly Capital Management	209	4,176
ANZ Group Holdings	1,286	20,882
Aon, Cl A	86	27,966
Apollo Global Management	181	11,474
Arch Capital Group (A)	159	11,936
Ares Management, Cl A	74	6,482
Arthur J Gallagher	93	19,350
Assurant	24	2,955
ASX	78	3,550
Aviva	1,190	6,336
AXA	839	27,385
Baloise Holding	19	3,180
Banco Bilbao Vizcaya Argentaria	2,634	19,283
Banco Santander	7,186	25,245
Bank Hapoalim	501	4,316
Bank Leumi Le-Israel	586	4,645
Bank of America	3,105	90,914
Bank of Ireland Group	480	4,965
Bank of Montreal	294	26,502
Bank of New York Mellon	329	14,012
Bank of Nova Scotia	517	25,807
Banque Cantonale Vaudoise	17	1,789
Barclays	6,635	13,366

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Berkshire Hathaway, Cl B (A)	557	$183,002
BlackRock, Cl A	64	42,957
Blackstone	303	27,067
BNP Paribas	477	30,821
BOC Hong Kong Holdings	1,500	4,735
Brookfield, Cl A	601	19,500
Brookfield Asset Management, Cl A	150	5,029
Brown & Brown	96	6,181
CaixaBank	1,775	6,570
Canadian Imperial Bank of Commerce	404	16,937
Capital One Financial	164	15,957
Carlyle Group	108	3,276
Cboe Global Markets	43	6,007
Charles Schwab	625	32,650
Chiba Bank	200	1,306
Chubb	179	36,079
Cincinnati Financial	61	6,493
Citigroup	824	38,786
Citizens Financial Group	206	6,374
CME Group, Cl A	153	28,423
Coinbase Global, Cl A (A)	53	2,851
Commerzbank	401	4,456
Commonwealth Bank of Australia	741	49,037
Concordia Financial Group	400	1,518
Credit Suisse Group (A)	1,586	1,427
Dai-ichi Life Holdings	400	7,440
Daiwa Securities Group	600	2,787
Danske Bank (A)	276	5,833
DBS Group Holdings	800	19,768
Deutsche Bank	952	10,465
Deutsche Boerse	86	16,401
Discover Financial Services	120	12,416
DNB Bank	373	6,561
Element Fleet Management	194	2,537
Equitable Holdings	148	3,847
Equities	185	3,985
Erie Indemnity, Cl A	10	2,173
Erste Group Bank	138	5,018
Eurazeo	16	1,142
Euronext (B)	34	2,704
Everest Re Group	16	6,048
Eversource Energy	142	11,021

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
EXOR	43	$3,539
FactSet Research Systems	15	6,175
Fairfax Financial Holdings	10	6,988
Fidelity National Financial	109	3,868
Fifth Third Bancorp	280	7,336
FinecoBank Banca Fineco	245	3,714
First Citizens BancShares, Cl A	5	5,036
First Horizon	220	3,861
First International Bank of Israel	55	1,998
First Republic Bank (A)	81	284
Franklin Resources	121	3,253
Futu Holdings ADR (A)	20	885
Gjensidige Forsikring	80	1,394
Globe Life	39	4,232
Goldman Sachs Group	143	49,112
Great-West Lifeco	112	3,184
Groupe Bruxelles Lambert	45	4,039
Hang Seng Bank	300	4,447
Hannover Rueck	24	5,128
Hargreaves Lansdown	143	1,448
Hartford Financial Services Group	139	9,868
Hong Kong Exchanges & Clearing	500	20,758
HSBC Holdings	8,527	61,457
Huntington Bancshares	592	6,630
iA Financial	43	2,885
IGM Financial	33	1,013
Industrivarden, Cl A	68	1,946
Industrivarden, Cl C	53	1,514
ING Groep	1,608	19,943
Insurance Australia Group	988	3,273
Intact Financial	81	12,252
Intercontinental Exchange	241	26,252
Intesa Sanpaolo	6,933	18,230
Invesco	139	2,381
Investor, Cl A	197	4,320
Investor, Cl B	750	16,112
Israel Discount Bank, Cl A [1]	466	2,316
Japan Exchange Group	200	3,248
Japan Post Bank	200	1,597
Japan Post Holdings	1,000	8,232
Japan Post Insurance	100	1,624
JPMorgan Chase	1,250	172,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Julius Baer Group	89	$6,377
KBC Group	100	7,149
KeyCorp	383	4,313
Kinnevik, Cl B (A)	98	1,610
KKR	248	13,161
L E Lundbergforetagen, Cl B	32	1,535
Legal & General Group	2,388	7,046
Lloyds Banking Group	28,169	17,113
Loblaw	69	6,490
Loews	88	5,066
London Stock Exchange Group	147	15,434
LPL Financial Holdings	36	7,518
LVMH Moet Hennessy Louis Vuitton	117	112,540
M&G	1,037	2,680
M&T Bank	75	9,435
Macquarie Group	168	20,495
Manulife Financial	819	16,170
Markel (A)	6	8,211
MarketAxess Holdings	15	4,776
Marsh & McLennan	213	38,380
Medibank Pvt	1,105	2,615
Mediobanca Banca di Credito Finanziario	248	2,663
MetLife	295	18,092
Mitsubishi HC Capital	300	1,557
Mitsubishi UFJ Financial Group	5,200	32,550
Mizrahi Tefahot Bank	56	1,836
Mizuho Financial Group	1,000	14,496
Moody’s	72	22,545
Morgan Stanley	536	48,224
MS&AD Insurance Group Holdings	200	6,564
MSCI, Cl A	33	15,921
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	60	22,550
Nasdaq	141	7,807
National Australia Bank	1,348	25,951
NatWest Group	2,141	7,053
NN Group	113	4,214
Nomura Holdings	1,200	4,302
Nordea Bank Abp	1,495	16,608
Northern Trust	79	6,175
Onex	31	1,428
ORIX	500	8,506

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Oversea-Chinese Banking	1,400	$13,245
Partners Group Holding	10	9,707
Phoenix Group Holdings	260	1,937
PNC Financial Services Group	172	22,403
Poste Italiane (B)	209	2,175
Power Corp of Canada	224	6,000
Principal Financial Group	108	8,067
Progressive	249	33,964
Prudential	1,155	17,673
Prudential Financial	155	13,485
QBE Insurance Group	737	7,536
Raymond James Financial	88	7,967
Regions Financial	382	6,975
Resona Holdings	800	3,987
Royal Bank of Canada	590	58,575
S&P Global	141	51,124
Sampo, Cl A	200	10,143
SBI Holdings	100	1,953
Schroders	294	1,801
SEI Investments	48	2,828
Shizuoka Financial Group	200	1,508
Singapore Exchange	300	2,159
Skandinaviska Enskilda Banken, Cl A	657	7,471
Societe Generale	378	9,181
Sofina	6	1,378
Sompo Holdings	100	4,173
St. James’s Place	216	3,285
Standard Chartered	1,054	8,351
State Street	163	11,778
Sumitomo Mitsui Financial Group	600	24,524
Sumitomo Mitsui Trust Holdings	100	3,605
Sun Life Financial	271	13,293
Suncorp Group	514	4,280
Svenska Handelsbanken, Cl A	590	5,215
Swedbank	441	7,663
Swiss Life Holding	13	8,581
Swiss Re	135	13,595
Synchrony Financial	186	5,489
T Rowe Price Group	95	10,671
T&D Holdings	200	2,449
Tokio Marine Holdings	800	16,086
Toronto-Dominion Bank	779	47,188

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Tradeweb Markets, Cl A	42	$2,957
Travelers	103	18,657
Truist Financial	571	18,603
Tryg	145	3,427
UBS Group	1,450	29,511
UniCredit	854	16,922
United Overseas Bank	500	10,619
US Bancorp	601	20,602
W R Berkley	85	5,008
Webster Financial	74	2,760
Wells Fargo	1,644	65,349
Wendel	11	1,234
Westpac Banking	1,568	23,472
Willis Towers Watson	45	10,422
Zurich Insurance Group	65	31,522

		3,117,925

HEALTH CARE — 13.6%
Abbott Laboratories	755	83,405
AbbVie	754	113,944
Agilent Technologies	123	16,658
Alcon	220	16,019
Align Technology (A)	33	10,735
Alnylam Pharmaceuticals (A)	55	10,956
AmerisourceBergen, Cl A	63	10,511
Amgen	230	55,140
Amplifon	50	1,836
Argenx (A)	23	8,872
Asahi Intecc	100	1,810
Astellas Pharma	800	12,052
AstraZeneca	662	97,422
Avantor (A)	267	5,201
Bachem Holding, Cl B	15	1,639
Baxter International	218	10,394
Bayer	412	27,191
Becton Dickinson	123	32,510
Biogen (A)	60	18,254
BioMarin Pharmaceutical (A)	74	7,107
BioMerieux	17	1,780
Bio-Rad Laboratories, Cl A (A)	9	4,057
Bio-Techne	64	5,112
Boston Scientific (A)	605	31,533

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Bristol-Myers Squibb	904	$60,360
Cardinal Health	116	9,524
Carl Zeiss Meditec	16	2,152
Catalent (A)	68	3,408
Centene (A)	252	17,370
Charles River Laboratories International (A)	20	3,802
Chugai Pharmaceutical	300	7,742
Cigna Group	132	33,434
Cochlear	26	4,263
Coloplast, Cl B	48	6,916
Cooper	20	7,629
CSL	210	41,924
CVS Health	565	41,420
Daiichi Sankyo	800	27,452
Danaher	294	69,652
DaVita (A)	27	2,440
Demant (A)	43	1,843
DENTSPLY SIRONA	88	3,690
Dexcom (A)	160	19,414
DiaSorin	10	1,086
EBOS Group	63	1,729
Edwards Lifesciences (A)	267	23,491
Eisai	100	5,770
Elanco Animal Health (A)	171	1,619
Elevance Health	103	48,271
Eli Lilly	348	137,759
EssilorLuxottica	125	24,748
Eurofins Scientific	54	3,772
Exact Sciences (A)	69	4,421
Fisher & Paykel Healthcare	232	3,980
Fresenius & KGaA	168	4,868
Fresenius Medical Care & KGaA	82	3,979
GE HealthCare Technologies	154	12,526
Genmab (A)	29	11,918
Getinge, Cl B	92	2,335
Gilead Sciences	530	43,571
Grifols (A)	120	1,235
GSK	1,779	32,081
HCA Healthcare	89	25,572
Henry Schein (A)	56	4,525
Hikma Pharmaceuticals	70	1,621
Hologic (A)	102	8,773

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Horizon Therapeutics (A)	86	$9,560
Hoya	200	20,971
Humana	53	28,116
IDEXX Laboratories (A)	37	18,210
Illumina (A)	71	14,595
Incyte (A)	75	5,581
Insulet (A)	28	8,905
Intuitive Surgical (A)	150	45,183
Ipsen	15	1,819
IQVIA Holdings (A)	78	14,682
Jazz Pharmaceuticals (A)	25	3,512
Johnson & Johnson	1,113	182,198
Koninklijke Philips (A)	381	8,044
Kyowa Kirin	100	2,225
Laboratory Corp of America Holdings	39	8,842
Lonza Group	31	19,333
M3	200	4,909
Masimo (A)	21	3,972
McKesson	62	22,583
Medtronic	577	52,478
Merck	1,080	124,708
Merck KGaA	60	10,762
Mettler-Toledo International (A)	10	14,915
Moderna (A)	136	18,073
Molina Healthcare (A)	28	8,341
Neurocrine Biosciences (A)	38	3,840
Novartis	922	94,315
Novo Nordisk, Cl B	710	118,112
Novocure (A)	37	2,438
Olympus	500	8,753
Ono Pharmaceutical	100	2,013
Orion, Cl B	43	2,020
Otsuka Holdings	200	6,804
PerkinElmer	58	7,568
Pfizer	2,413	93,842
QIAGEN (A)	92	4,114
Quest Diagnostics	49	6,802
Ramsay Health Care	73	3,139
Recordati Industria Chimica e Farmaceutica	42	1,933
Regeneron Pharmaceuticals (A)	45	36,081
Repligen (A)	25	3,791
ResMed	65	15,662

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Roche Holding	310	$97,402
Royalty Pharma, Cl A	137	4,816
Sanofi	494	53,238
Sartorius Stedim Biotech	11	2,947
Seagen (A)	64	12,800
Shionogi	100	4,476
Siemens Healthineers (B)	113	7,043
Smith & Nephew	352	5,797
Sonic Healthcare	182	4,290
Sonova Holding	22	6,977
STERIS	48	9,050
Straumann Holding	53	7,974
Stryker	144	43,150
Swedish Orphan Biovitrum (A)	89	2,166
Sysmex	100	6,432
Takeda Pharmaceutical	700	23,211
Teleflex	19	5,178
Terumo	300	8,984
Teva Pharmaceutical Industries ADR (A)	442	3,859
Thermo Fisher Scientific	169	93,778
UCB	51	4,741
United Therapeutics (A)	20	4,603
UnitedHealth Group	400	196,836
Universal Health Services, Cl B	30	4,510
Veeva Systems, Cl A (A)	63	11,282
Vertex Pharmaceuticals (A)	112	38,162
Viatris, Cl W	485	4,525
Waters (A)	25	7,509
West Pharmaceutical Services	30	10,837
Zimmer Biomet Holdings	86	11,906
Zoetis, Cl A	199	34,980

		3,155,426

INDUSTRIALS — 10.3%
3M	234	24,855
A O Smith	53	3,619
ABB	661	23,845
ACS Actividades de Construccion y Servicios	105	3,610
Adecco Group	62	2,132
AECOM	53	4,402
Aena SME (B)	30	5,053
AerCap Holdings (A)	60	3,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Aeroports de Paris	12	$1,907
AGC	100	3,728
Air Canada (A)	70	980
Airbus	258	36,129
Alfa Laval	127	4,659
Allegion	36	3,977
Alstom	128	3,217
AMETEK	93	12,828
ANA Holdings (A)	100	2,181
AP Moller - Maersk, Cl A	1	1,787
AP Moller - Maersk, Cl B	2	3,615
Ashtead Group	202	11,647
Assa Abloy, Cl B	418	9,959
Atlas Copco, Cl A	1,196	17,299
Atlas Copco, Cl B	809	10,377
Auckland International Airport (A)	500	2,738
Aurizon Holdings	739	1,680
Axon Enterprise (A)	28	5,900
BAE Systems	1,289	16,422
BayCurrent Consulting	100	3,476
Boeing (A)	245	50,661
Booz Allen Hamilton Holding, Cl A	54	5,169
Bouygues	92	3,369
Brambles	578	5,475
Brenntag	62	5,053
Bunzl	135	5,374
Bureau Veritas	118	3,403
CAE (A)	127	2,858
Canadian National Railway	253	30,158
Canadian Pacific Kansas City	400	31,531
Carlisle	22	4,749
Carrier Global	364	15,222
Caterpillar	224	49,011
Central Japan Railway	100	12,380
CH Robinson Worldwide	53	5,346
Cie de Saint-Gobain	225	13,026
Cintas	38	17,319
CK Hutchison Holdings	1,000	6,685
Clarivate (A)	141	1,249
CNH Industrial	410	5,770
Copart (A)	194	15,336
CoStar Group (A)	181	13,928

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Credit Agricole	495	$6,051
CSX	910	27,882
Cummins	58	13,632
Dai Nippon Printing	100	2,875
Daikin Industries	100	18,163
Daimler Truck Holding	215	7,104
Dassault Aviation	10	1,954
DCC	40	2,489
Deere	124	46,874
Delta Air Lines (A)	64	2,196
Deutsche Lufthansa (A)	239	2,569
Deutsche Post	425	20,442
Dover	58	8,477
DSV	81	15,244
East Japan Railway	100	5,722
Eaton	170	28,411
Eiffage	33	3,928
Elbit Systems	11	2,036
Emerson Electric	256	21,315
Epiroc, Cl A	290	5,810
Epiroc, Cl B	200	3,444
Equifax	50	10,419
Expeditors International of Washington	68	7,741
Experian	409	14,481
FANUC	500	16,886
Fastenal	263	14,160
FedEx	104	23,689
Ferguson	85	11,970
Ferrovial	199	6,239
Fortive	136	8,580
Fortune Brands Innovations	55	3,558
Fuji Electric	100	4,037
GEA Group	61	2,869
Geberit	16	9,113
Generac Holdings (A)	25	2,556
General Dynamics	101	22,052
General Electric	463	45,823
GFL Environmental	63	2,288
Grab Holdings, Cl A (A)	505	1,470
Graco	73	5,788
Hankyu Hanshin Holdings	100	3,122
HEICO	20	3,373

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)

HEICO, Cl A	33	$4,430

Hitachi	400	22,126

Hitachi Construction Machinery	100	2,464

Honeywell International	288	57,554

Howmet Aerospace	155	6,865

Hubbell, Cl B	25	6,733

Huntington Ingalls Industries	16	3,227

Husqvarna, Cl B	169	1,459

IDEX	30	6,190

Illinois Tool Works	133	32,178

IMCD	23	3,462

Indutrade	114	2,737

Ingersoll Rand	164	9,351

Intertek Group	65	3,400

Investment Latour, Cl B	61	1,321

ITOCHU	500	16,587

Jacobs Solutions	52	6,004

Japan Airlines	100	1,908

Jardine Matheson Holdings	100	4,834

JB Hunt Transport Services	34	5,960

Johnson Controls International	289	17,294

Kajima	200	2,646

Keio	100	3,714

Keisei Electric Railway	100	3,529

Keppel	600	2,786

Kingspan Group	62	4,296

Kintetsu Group Holdings	100	3,376

Knight-Swift Transportation Holdings, Cl A	63	3,548

Knorr-Bremse	29	2,033

Komatsu	400	9,948

Kone, Cl B	139	7,930

Kongsberg Gruppen	46	2,066

Kubota	400	6,061

Kuehne + Nagel International	22	6,518

L3Harris Technologies	81	15,807

Legrand	123	11,643

Leidos Holdings	54	5,036

Lennox International	13	3,665

Lifco, Cl B	94	2,144

Lixil	100	1,574

Lockheed Martin	102	47,374

Magna International	114	5,944

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)

Makita	100	$2,821

Marubeni	600	8,516

Masco	99	5,297

Melrose Industries	–	–

Metso Outotec	281	3,102

MINEBEA MITSUMI	100	1,852

MISUMI Group	100	2,523

Mitsubishi	500	18,538

Mitsubishi Electric	800	9,919

Mitsubishi Heavy Industries	100	3,792

Mitsui	600	18,731

Mitsui OSK Lines	200	4,958

MonotaRO	100	1,513

MTR	1,000	4,997

MTU Aero Engines	21	5,514

NGK Insulators	100	1,255

Nibe Industrier, Cl B	732	8,196

Nidec	200	9,896

Nihon M&A Center Holdings	100	764

Nippon Yusen	200	4,728

Nordson	21	4,543

Norfolk Southern	99	20,100

Northrop Grumman	62	28,599

Obayashi	300	2,501

Odakyu Electric Railway	100	1,397

Old Dominion Freight Line	39	12,495

Otis Worldwide	172	14,672

Owens Corning	41	4,379

PACCAR	233	17,365

Parker-Hannifin	54	17,544

Pentair	66	3,833

Persol Holdings	100	2,062

Plug Power (A)	207	1,869

Prysmian	102	4,174

Qantas Airways (A)	368	1,623

Quanta Services	65	11,027

Randstad	48	2,608

Rational	2	1,449

Raytheon Technologies	629	62,837

Recruit Holdings	600	16,832

Reece	117	1,425

RELX	825	27,488

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)

Rentokil Initial	1,195	$9,514

Republic Services, Cl A	99	14,317

Rheinmetall	19	5,565

Ritchie Bros Auctioneers	44	2,518

Robert Half International	45	3,285

Rockwell Automation	47	13,320

ROCKWOOL, Cl B	3	727

Rollins	89	3,760

Rolls-Royce Holdings (A)	3,352	6,421

Safran	149	23,173

Schindler Holding	31	6,849

Schneider Electric	237	41,331

Seatrium (A)	11,451	1,068

Secom	100	6,403

Securitas, Cl B	202	1,811

Sensata Technologies Holding	63	2,737

SG Holdings	100	1,439

SGS	75	6,787

Shimizu	200	1,221

Siemens	333	54,889

Siemens Energy (A)	160	3,927

Singapore Airlines	500	2,199

Singapore Technologies Engineering	600	1,633

Skanska, Cl B	138	2,257

SKF, Cl B	154	2,789

Smiths Group	159	3,362

Snap-on	22	5,707

Southwest Airlines	59	1,787

Spirax-Sarco Engineering	30	4,192

Stanley Black & Decker	65	5,612

Sumitomo	500	8,961

Taisei	100	3,401

Techtronic Industries	500	5,409

Teleperformance	24	4,796

Textron	90	6,025

TFI International	34	3,664

Thales	43	6,562

Thomson Reuters	70	9,205

Tobu Railway	100	2,553

Tokyu	200	2,823

TOPPAN INC	100	2,126

Toro	43	4,483

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)

Toromont Industries	33	$2,667

Toshiba	200	6,444

TOTO	100	3,420

Toyota Industries	100	5,812

Toyota Tsusho	100	4,157

Trane Technologies	96	17,838

TransDigm Group (A)	23	17,595

TransUnion	77	5,298

Transurban Group	1,383	13,793

Uber Technologies (A)	656	20,369

U-Haul Holding, Cl B	36	1,948

Union Pacific	263	51,469

United Parcel Service, Cl B	311	55,921

United Rentals	29	10,472

VAT Group (B)	11	3,881

Verisk Analytics, Cl A	71	13,782

Vestas Wind Systems (A)	467	12,922

Vinci	238	29,439

Volvo, Cl A	157	3,325

Volvo, Cl B	641	13,179

Wartsila Abp	190	2,204

Washington H Soul Pattinson	87	1,821

Waste Connections	108	15,028

Waste Management	179	29,723

West Japan Railway	100	4,334

Westinghouse Air Brake Technologies	72	7,032

Wolters Kluwer	120	15,899

WSP Global	59	7,787

WW Grainger	19	13,216

Xinyi Glass Holdings	1,000	1,830

Xylem	86	8,930

Yamato Holdings	100	1,718

Yaskawa Electric	100	4,073

		2,448,698

INFORMATION TECHNOLOGY — 22.6%

Accenture, Cl A	269	75,398

Adobe (A)	198	74,757

Advanced Micro Devices (A)	691	61,755

Advantest	100	7,793

Adyen (A) (B)	9	14,462

Akamai Technologies (A)	65	5,328

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)

Amadeus IT Group	180	$12,651

Amphenol, Cl A	260	19,622

Analog Devices	216	38,854

ANSYS (A)	35	10,987

Apple	6,805	1,154,672

Applied Materials	364	41,143

Arista Networks (A)	100	16,016

Arrow Electronics (A)	29	3,319

ASML Holding	173	109,788

Aspen Technology (A)	13	2,301

Assicurazioni Generali	522	10,872

Atlassian, Cl A (A)	64	9,450

Autodesk (A)	96	18,700

Automatic Data Processing	179	39,380

Bechtle	33	1,535

Bentley Systems, Cl B	70	2,979

BILL Holdings (A)	44	3,380

Black Knight (A)	63	3,442

Block (A)	32	1,980

Block, Cl A (A)	208	12,644

Broadcom	177	110,891

Broadridge Financial Solutions	47	6,834

Brother Industries	100	1,570

Cadence Design Systems (A)	121	25,343

Canon	400	9,527

Capgemini	71	12,947

CDW	55	9,327

Ceridian HCM Holding (A)	54	3,428

CGI, Cl A (A)	88	8,932

Check Point Software Technologies (A)	43	5,477

Cisco Systems	1,760	83,160

Cloudflare, Cl A (A)	112	5,270

Cognex	71	3,386

Cognizant Technology Solutions, Cl A	218	13,017

Computershare	218	3,245

Constellation Software	9	17,616

Corning	361	11,992

Crowdstrike Holdings, Cl A (A)	85	10,204

CyberArk Software (A)	16	1,994

Dassault Systemes	303	12,301

Datadog, Cl A (A)	108	7,277

Dell Technologies, Cl C	105	4,566

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)

Descartes Systems Group (A)	27	$2,140

DocuSign, Cl A (A)	78	3,856

Dropbox, Cl A (A)	126	2,563

Dynatrace (A)	109	4,609

Edenred	100	6,497

Enphase Energy (A)	60	9,852

Entegris	69	5,170

EPAM Systems (A)	23	6,496

F5 (A)	24	3,225

Fair Isaac (A)	11	8,007

Fidelity National Information Services	251	14,739

First Solar (A)	42	7,668

Fiserv (A)	265	32,362

FleetCor Technologies (A)	31	6,632

Fortinet (A)	280	17,654

FUJIFILM Holdings	200	10,424

Fujitsu	100	13,328

Gartner (A)	34	10,284

Gen Digital	233	4,117

Getlink	176	3,289

Global Payments	118	13,300

GoDaddy, Cl A (A)	68	5,146

Halma	152	4,421

Hamamatsu Photonics	100	5,301

Hewlett Packard Enterprise	525	7,518

Hexagon, Cl B	927	10,614

HP	450	13,369

HubSpot (A)	18	7,577

Ibiden	100	3,935

Infineon Technologies	566	20,612

Intel	1,744	54,169

International Business Machines	387	48,921

Intuit	115	51,054

Jack Henry & Associates	30	4,900

Juniper Networks	131	3,950

Keyence	100	45,096

Keysight Technologies (A)	74	10,703

KLA	61	23,579

Kyocera	100	5,249

Lam Research	57	29,873

Logitech International	69	4,083

Marvell Technology	352	13,897

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY (continued)

Mastercard, Cl A	366	$139,091

Microchip Technology	241	17,591

Micron Technology	468	30,120

Microsoft	3,026	929,769

MongoDB, Cl A (A)	27	6,479

Monolithic Power Systems	18	8,315

Motorola Solutions	71	20,689

Murata Manufacturing	200	11,347

National Bank of Canada	131	9,769

NEC	100	3,846

Nemetschek	23	1,798

NetApp	90	5,660

Nexi (A) (B)	187	1,551

Nice (A)	25	5,125

Nokia	2,463	10,421

Nomura Research Institute	200	5,032

NTT Data	300	4,075

Nuvei (A) (B)	23	934

NVIDIA	1,053	292,197

NXP Semiconductors	115	18,830

Okta, Cl A (A)	65	4,454

Omron	100	5,866

ON Semiconductor (A)	194	13,960

Open Text	109	4,128

Oracle	690	65,357

Palantir Technologies, Cl A (A)	815	6,316

Palo Alto Networks (A)	130	23,720

Paychex	143	15,710

Paycom Software (A)	24	6,969

Paylocity Holding (A)	21	4,059

PayPal Holdings (A)	466	35,416

PTC (A)	45	5,661

Qorvo (A)	45	4,144

QUALCOMM	477	55,714

Renesas Electronics (A)	500	6,516

Ricoh	300	2,484

Roper Technologies	46	20,920

Sage Group	422	4,352

Salesforce (A)	425	84,307

SAP	451	61,028

Saputo	100	2,589

SCSK	100	1,510

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY (continued)

Seagate Technology Holdings	82	$4,819

Seiko Epson	100	1,529

ServiceNow (A)	88	40,429

Shimadzu	100	3,128

Shopify, Cl A (A)	518	25,096

Skyworks Solutions	66	6,989

Snowflake, Cl A (A)	99	14,660

SolarEdge Technologies (A)	26	7,426

Splunk (A)	66	5,692

SS&C Technologies Holdings	92	5,386

STMicroelectronics	306	13,081

SUMCO	100	1,377

Synopsys (A)	67	24,878

TDK	200	6,876

TE Connectivity	141	17,254

Teledyne Technologies (A)	19	7,874

Telefonaktiebolaget LM Ericsson, Cl B	1,173	6,458

Temenos	27	2,274

Teradyne	66	6,031

Texas Instruments	384	64,205

TIS	100	2,746

Toast, Cl A (A)	122	2,220

Tokyo Electron	300	34,352

Tower Semiconductor (A)	50	2,205

Trend Micro (A)	100	4,886

Trimble (A)	101	4,757

Twilio, Cl A (A)	67	3,525

Tyler Technologies (A)	20	7,581

Unity Software (A)	88	2,373

Venture	100	1,278

VeriSign (A)	40	8,872

Visa, Cl A	693	161,282

VMware, Cl A (A)	97	12,128

Western Digital (A)	124	4,271

WiseTech Global	59	2,703

Wix.com (A)	22	1,919

Wolfspeed (A)	56	2,607

Workday, Cl A (A)	87	16,194

Worldline (A) (B)	96	4,176

Xero (A)	54	3,371

Yokogawa Electric	100	1,624

Zebra Technologies, Cl A (A)	25	7,201

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY (continued)
Zoom Video Communications, Cl A (A)	105	$6,450
Zscaler (A)	33	2,973

		5,206,666

MATERIALS — 4.2%
Agnico Eagle Mines	215	12,197
Air Liquide	222	39,936
Air Products and Chemicals	96	28,259
Akzo Nobel	75	6,222
Albemarle	52	9,644
Alcoa	78	2,897
Amcor	616	6,758
Anglo American	528	16,270
Antofagasta	158	2,906
ArcelorMittal	205	5,824
Arkema	25	2,474
Asahi Kasei	500	3,532
ASM International	19	6,898
Avery Dennison	33	5,758
Ball	131	6,967
Barrick Gold	778	14,792
BASF	398	20,586
BHP Group	2,147	63,718
BlueScope Steel	202	2,685
Boliden	110	3,931
CCL Industries, Cl B	61	2,868
Celanese, Cl A	45	4,781
CF Industries Holdings	86	6,156
Chr Hansen Holding	42	3,269
Clariant	87	1,451
Cleveland-Cliffs (A)	221	3,399
Corteva	294	17,969
Covestro (A) (B)	77	3,378
CRH	305	14,717
Croda International	56	4,920
Crown Holdings	53	4,546
Dow	302	16,429
DuPont de Nemours	206	14,362
Eastman Chemical	54	4,551
Ecolab	111	18,630
EMS-Chemie Holding	3	2,464
Evonik Industries	84	1,833

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

MATERIALS (continued)
First Quantum Minerals	235	$5,710
FMC	52	6,426
Fortescue Metals Group	698	9,766
Franco-Nevada	77	11,684
Freeport-McMoRan	623	23,618
Givaudan	4	13,992
Glencore	4,288	25,311
HeidelbergCement	60	4,545
Holcim	249	16,452
Holmen, Cl B	53	2,005
ICL Group	283	1,758
IGO	311	2,864
International Flavors & Fragrances	111	10,763
International Paper	149	4,933
Ivanhoe Mines, Cl A (A)	242	2,099
James Hardie Industries (A)	178	3,972
JFE Holdings	200	2,366
Johnson Matthey	78	1,927
JSR	100	2,320
Kinross Gold	506	2,551
Linde	213	78,693
L’Oreal	105	50,182
Lundin Mining	265	2,024
LyondellBasell Industries, Cl A	107	10,123
Martin Marietta Materials	25	9,080
Mineral Resources	79	3,897
Mitsubishi Chemical Group	500	2,933
Mitsui Chemicals	100	2,530
Mondi	194	3,092
Mosaic	148	6,342
Newcrest Mining	372	7,103
Newmont	342	16,211
Nippon Paint Holdings	300	2,707
Nippon Sanso Holdings	100	1,804
Nippon Steel	300	6,407
Nissan Chemical	100	4,444
Nitto Denko	100	6,465
Norsk Hydro	539	3,967
Northern Star Resources	443	3,952
Novozymes, Cl B	82	4,269
Nucor	107	15,855
Nutrien	232	16,095

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

MATERIALS (continued)
OCI	49	$1,291
Oji Holdings	300	1,179
Orica	163	1,759
Packaging Corp of America	38	5,140
Pan American Silver	84	1,495
Pilbara Minerals	1,109	3,157
PPG Industries	105	14,727
Reliance Steel & Aluminum	24	5,947
Rio Tinto	647	43,029
RPM International	52	4,266
Sandvik	438	8,922
Sealed Air	60	2,879
Sherwin-Williams	106	25,179
Shin-Etsu Chemical	1,000	28,536
SIG Group	146	3,908
Sika	62	17,126
Smurfit Kappa Group	99	3,668
Solvay	30	3,601
South32	1,872	5,292
Steel Dynamics	70	7,276
Stora Enso, Cl R	233	2,956
Sumitomo Chemical	600	2,028
Sumitomo Metal Mining	100	3,691
Svenska Cellulosa SCA, Cl B	246	3,375
Symrise, Cl A	65	7,853
Teck Resources, Cl B	189	8,804
TMX Group	23	2,329
Toray Industries	600	3,400
Tosoh	100	1,336
Umicore	79	2,593
UPM-Kymmene	214	6,825
voestalpine	47	1,629
Vulcan Materials	60	10,507
West Fraser Timber	22	1,591
Westlake	19	2,162
Westrock	107	3,202
Wheaton Precious Metals	180	8,881
Yara International	66	2,658

		1,065,411

REAL ESTATE — 2.3%
Alexandria Real Estate Equities	63	7,823

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

REAL ESTATE (continued)
American Homes 4 Rent, Cl A	121	$4,024
American Tower	203	41,491
Aroundtown (A)	400	545
AvalonBay Communities	62	11,183
Azrieli Group	17	991
Boston Properties	59	3,148
British Land	353	1,779
Camden Property Trust	40	4,402
Canadian Apartment Properties REIT	34	1,245
CapitaLand Ascendas REIT	1,300	2,798
CapitaLand Ascott Trust	63	51
CapitaLand Integrated Commercial Trust	2,900	4,428
Capitaland Investment	1,100	3,079
CBRE Group, Cl A (A)	135	10,349
City Developments	200	1,046
CK Asset Holdings	1,000	5,913
Covivio	21	1,194
Crown Castle	183	22,526
Daiwa House Industry	300	7,647
Daiwa House REIT Investment	1	2,128
Dexus	431	2,234
Digital Realty Trust	125	12,394
Equinix	39	28,239
Equity LifeStyle Properties	70	4,823
Equity Residential	161	10,183
ESR Group (B)	800	1,250
Essex Property Trust	26	5,713
Extra Space Storage	61	9,274
Fastighets Balder, Cl B (A)	258	1,201
FirstService	16	2,407
Gaming and Leisure Properties	109	5,668
Gecina	18	2,004
GLP J-Reit	2	2,285
Goodman Group	757	9,759
GPT Group	767	2,255
Hang Lung Properties	1,000	1,828
Healthcare Realty Trust, Cl A	160	3,165
Healthpeak Properties	216	4,746
Henderson Land Development	1,000	3,561
Hongkong Land Holdings	500	2,180
Host Hotels & Resorts	286	4,625
Hulic	200	1,722

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

REAL ESTATE (continued)
Invitation Homes	270	$9,010
Iron Mountain	116	6,408
Japan Metropolitan Fund Invest	3	2,197
Kimco Realty	272	5,220
Land Securities Group	282	2,393
LEG Immobilien (A)	29	1,805
Lendlease	276	1,371
Link REIT	1,030	6,737
Mapletree Logistics Trust	1,300	1,701
Mapletree Pan Asia Commercial Trust	900	1,192
Medical Properties Trust	239	2,096
Mid-America Apartment Communities	47	7,229
Mirvac Group	1,578	2,533
Mitsubishi Estate	500	6,162
Mitsui Fudosan	400	7,945
New World Development	1,000	2,667
Nippon Building Fund	1	4,193
Nippon Prologis REIT	1	2,278
Nomura Real Estate Master Fund	2	2,340
Prologis	392	49,098
Public Storage	70	20,638
Realty Income	262	16,464
Regency Centers	61	3,747
RioCan Real Estate Investment Trust	62	960
Sagax, Cl B	65	1,594
SBA Communications, Cl A	50	13,045
Scentre Group	2,078	3,988
Segro	485	5,106
Simon Property Group	143	16,205
Sino Land	99	133
Stockland	955	2,831
Sumitomo Realty & Development	100	2,335
Sun Communities	55	7,641
Sun Hung Kai Properties	500	6,962
Swire Properties	400	1,075
Swiss Prime Site	31	2,806
UDR	151	6,241
Unibail-Rodamco-Westfield (A)	50	2,681
UOL Group	200	1,044
Ventas	186	8,937
VICI Properties, Cl A	406	13,780
Vicinity	1,548	2,164

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

REAL ESTATE (continued)
Vonovia	340	$7,374
Warehouses De Pauw CVA	82	2,452
Welltower	211	16,715
Weyerhaeuser	340	10,169
Wharf Real Estate Investment	1,000	5,767
WP Carey	92	6,826
Zillow Group, Cl C (A)	59	2,569

		576,130

UTILITIES — 2.9%
Acciona	8	1,482
ACCIONA Energias Renovables	42	1,508
AES	267	6,317
Algonquin Power & Utilities	269	2,287
Alliant Energy	100	5,514
AltaGas	112	1,959
Ameren	121	10,765
American Electric Power	222	20,517
American Water Works	83	12,305
APA Group	473	3,229
Atmos Energy	66	7,533
BKW	12	2,055
Brookfield Renewable, Cl A	52	1,738
Canadian Utilities, Cl A	51	1,474
CenterPoint Energy	285	8,684
Chubu Electric Power	300	3,346
CK Infrastructure Holdings	500	2,847
CLP Holdings	500	3,723
CMS Energy	116	7,222
Consolidated Edison	157	15,460
Constellation Energy	143	11,068
Dominion Energy	350	19,999
DTE Energy	78	8,768
Duke Energy	327	32,334
E.ON	1,009	13,347
Edison International	174	12,806
EDP - Energias de Portugal	1,108	6,105
EDP Renovaveis (A)	115	2,556
Elia Group	12	1,645
Emera	103	4,383
Enagas	100	2,002
Endesa	127	2,849

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

UTILITIES (continued)
Enel	3,525	$24,083
Engie	825	13,204
Entergy	94	10,113
Essential Utilities	94	4,014
Evergy	92	5,714
Exelon	430	18,249
FirstEnergy	218	8,676
Fortis	198	8,694
Fortum	178	2,659
Hong Kong & China Gas	5,000	4,440
Iberdrola	2,607	33,782
Kansai Electric Power	300	3,238
Mercury NZ	280	1,100
Meridian Energy	513	1,737
National Grid	1,578	22,625
Naturgy Energy Group	78	2,429
NextEra Energy	848	64,982
NiSource	157	4,468
Northland Power	90	2,209
NRG Energy	98	3,349
Origin Energy	706	3,915
Orsted (B)	76	6,821
Osaka Gas	200	3,308
PG&E (A)	596	10,198
Power Assets Holdings	500	2,857
PPL	309	8,874
Public Service Enterprise Group	203	12,830
Red Electrica	174	3,164
RWE	292	13,691
Sempra Energy	140	21,769
Severn Trent	101	3,720
Snam	811	4,507
Southern	477	35,083
SSE	511	11,790
Terna - Rete Elettrica Nazionale	566	4,899
Tokyo Electric Power Holdings (A)	600	2,151
Tokyo Gas	200	4,097
UGI	84	2,846
United Utilities Group	274	3,722
Veolia Environnement	263	8,328
Verbund	27	2,405
Vistra	174	4,152

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value

UTILITIES (continued)
WEC Energy Group	140	$13,464
Xcel Energy	243	16,988

		683,171

TOTAL COMMON STOCK (Cost $25,088,301)		23,163,406

PREFERRED STOCK — 0.1%

CONSUMER DISCRETIONARY — 0.1%
Bayerische Motoren Werke, 0.000% (D)	23	2,445
Dr Ing hc F Porsche, 0.000% (D)	50	6,261
Porsche Automobil Holding, 0.000% (D)	61	3,397
Volkswagen, 0.000% (D)	76	10,378

		22,481

CONSUMER STAPLES — 0.0%
Henkel & KGaA, 0.000% (D)	72	5,821

HEALTH CARE — 0.0%
Sartorius, 0.000% (D)	11	4,276

TOTAL PREFERRED STOCK (Cost $39,078)		32,578

RIGHTS — 0.0%

	Number of Rights
Iberdrola ‡‡,(A)(C)	2,607	526
ACS Actividades de Construccion y Servicios ‡‡,(A)	105	55

TOTAL RIGHTS (Cost $—)		581

TOTAL INVESTMENTS— 98.6% (Cost $25,127,379)		$23,196,565

Percentages are based on Net Assets of $23,519,764.

(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund
April 30, 2023 (Unaudited)

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2023, the value of these securities amounted to $107,769, representing 0.5% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	There is currently no rate available.

‡‡	Expiration date not available.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

The open futures contracts held by the Fund at April 30, 2023, are as follows:

Type of Contract	Number of	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	1	Jun-2023	$100,412	$107,480	$7,068
S&P 500 Index E-MINI	9	Jun-2023	182,919	188,483	5,563

			$283,331	$295,963	$12,631

The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$16,542,881	$6,618,686	$1,839	$23,163,406
Preferred Stock	–	32,578	–	32,578
Rights	55	–	526	581

Total Investments in Securities	$16,542,936	$6,651,264	$2,365	$23,196,565

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$12,631	$–	$–	$12,631

Total Other Financial Instruments	$12,631	$–	$–	$12,631

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	LGIM America Long Duration U.S. Credit Fund	LGIM America U.S. Credit Fund

Assets:
Investments, at Value (Cost $42,191,033 and $22,661,521)	$39,187,157	$20,595,071

Cash and Cash Equivalents	645,340	133,777
Dividends and Interest Receivable	479,277	200,673
Receivable for Investment Securities Sold	147,695	162,320
Prepaid Expenses	28,190	23,879
Receivable from Investment Adviser	19,077	15,526
Receivable for Capital Shares Sold	—	561

Total Assets	40,506,736	21,131,807

Liabilities:
Payable for Investment Securities Purchased	201,093	237,210
Payable for Audit Expenses	14,204	12,913
Payable due to Administrator	8,219	8,219
Chief Compliance Officer Fees Payable	2,754	1,580
Payable on Interest Purchased	2,683	2,093
Payable due to Trustees	2,238	976
Payable for Capital Shares Redeemed	459	—
Pricing Expense Payable	—	9,783
Other Accrued Expenses	26,601	14,169

Total Liabilities	258,251	286,943

Net Assets	$40,248,485	$20,844,864

NET ASSETS CONSIST OF:
Paid-in Capital	$45,187,398	$24,391,691
Total Accumulated Losses	(4,938,913)	(3,546,827)

Net Assets	$40,248,485	$20,844,864

Institutional Shares
Net Assets	N/A	$20,844,864
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	2,452,249

Net Asset Value, Offering and Redemption Price Per Share	N/A	$8.50

W Shares
Net Assets	$40,248,485	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,227,163	N/A

Net Asset Value, Offering and Redemption Price Per Share	$7.70	N/A

Amounts designated as “—” are $0 or round to $0.

N/A – Not applicable

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	LGIM America Retirement Income 2040 Fund	LGIM America Cash Flow Matched Bond Fund

Assets:
Investments, at Value (Cost $— and $24,964,548)	$—	$23,926,801
Affiliated Investments, at Value (Cost $64,449 and $—)	67,196	—

Cash and Cash Equivalents	—	136,184
Prepaid Expenses	25,473	24,802
Receivable from Investment Adviser	14,265	18,170
Receivable for Capital Shares Sold	—	182
Dividends and Interest Receivable	—	165,947

Total Assets	106,934	24,272,086

Liabilities:
Payable for Audit Expenses	10,330	12,913
Payable due to Administrator	6,164	8,219
Transfer Agent Fees Payable	3,720	—
Pricing Expense Payable	1,121	—
Payable due to Custodian	26	529
Payable due to Trustees	3	1,119
Chief Compliance Officer Fees Payable	—	1,993
Other Accrued Expenses	1	19,283

Total Liabilities	21,365	44,056

Net Assets	$85,569	$24,228,030

NET ASSETS CONSIST OF:
Paid-in Capital	$103,073	$25,479,746
Total Accumulated Losses	(17,504)	(1,251,716)

Net Assets	$85,569	$24,228,030

Institutional Shares
Net Assets	N/A	$24,228,030
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	N/A	2,551,013

Net Asset Value, Offering and Redemption Price Per Share	N/A	$9.50

W Shares
Net Assets	$85,569	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,370	N/A

Net Asset Value, Offering and Redemption Price Per Share	$8.25	N/A

Amounts designated as “—” are $0 or round to $0.

N/A – Not applicable

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

LGIM America Global Developed Equity Index Fund
Assets:
Investments, at Value (Cost $25,127,379)	$23,196,565
Foreign Currency, at Value (Cost $89,438)	90,229

Cash and Cash Equivalents	187,054
Dividends and Interest Receivable	39,169
Receivable from Investment Adviser	24,717
Prepaid Expenses	24,410
Reclaims Receivable	19,541

Total Assets	23,581,685

Liabilities:
Payable due to Custodian	18,266
Payable for Audit Expenses	12,913
Payable due to Administrator	8,219
Chief Compliance Officer Fees Payable	1,710
Payable due to Trustees	1,025
Payable for Capital Shares Redeemed	284
Other Accrued Expenses	19,504

Total Liabilities	61,921

Net Assets	$23,519,764

NET ASSETS CONSIST OF:
Paid-in Capital	$25,641,475
Total Accumulated Losses	(2,121,711)

Net Assets	$23,519,764

Institutional Shares
Net Assets	$23,519,764
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,571,421

Net Asset Value, Offering and Redemption Price Per Share	$9.15

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
For the Period Ended
April 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

	LGIM America Long Duration U.S. Credit Fund	LGIM America U.S. Credit Fund

Investment Income
Interest	$857,052	$363,965

Total Investment Income	857,052	363,965

Expenses
Administration Fees - (Note 4)	49,589	49,589
Investment Advisory Fees - (Note 5)	40,082	23,208
Trustees’ Fees	7,621	5,157
Chief Compliance Officer Fees - (Note 3)	3,058	1,643
Transfer Agent Fees - (Note 4)	19,202	17,342
Legal Fees	16,538	11,217
Audit Fees	14,204	12,913
Registration Fees	11,543	8,018
Pricing Fees	11,342	2,644
Printing Fees	7,131	5,033
Custodian Fees - (Note 4)	3,382	3,693
Insurance and Other Expenses	13,716	9,040

Total Expenses	197,408	149,497

Less:
Investment Advisory Fees Waived	(40,082)	(23,208)
Reimbursement of Expense from Investment Adviser	(104,943)	(95,917)
Fees Paid Indirectly – (Note 5)	(107)	(103)

Net Expenses	52,276	30,269

Net Investment Income	804,776	333,696

Net Realized Gain (Loss) on:
Investments	(625,681)	(489,221)

Net Realized Loss	(625,681)	(489,221)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,814,471	1,818,597

Net Change in Unrealized Appreciation	3,814,471	1,818,597

Net Realized and Unrealized Gain on Investments	3,188,790	1,329,376

Net Increase in Net Assets Resulting from Operations	$3,993,566	$1,663,072

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
For the Period Ended
April 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

	LGIM America Retirement Income 2040 Fund	LGIM America Cash Flow Matched Bond Fund

Investment Income
Dividends from affiliated securities	$904	$—
Interest	—	276,347

Total Investment Income	904	276,347

Expenses
Administration Fees - (Note 4)	37,192	49,589
Chief Compliance Officer Fees - (Note 3)	233	1,848
Trustees’ Fees	22	6,063
Investment Advisory Fees - (Note 5)	—	15,364
Transfer Agent Fees - (Note 4)	11,283	18,223
Registration Fees	11,134	6,309
Audit Fees	10,330	12,913
Legal Fees	1,429	12,969
Pricing Fees	1,268	249
Custodian Fees - (Note 4)	553	592
Printing Fees	62	5,826
Insurance and Other Expenses	1,097	10,369

Total Expenses	74,603	140,314

Less:
Investment Advisory Fees Waived	—	(15,364)
Reimbursement of Expense from Investment Adviser	(74,524)	(101,212)
Fees Paid Indirectly - (Note 5)	(76)	(103)

Net Expenses	3	23,635

Net Investment Income	901	252,712

Net Realized Gain (Loss) on:
Investments	—	(8,114)
Affiliated Investments	(12,814)	—
Futures Contracts	—	(21,722)

Net Realized Loss	(12,814)	(29,836)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	646,263
Affiliated Investments	19,523	—
Futures Contracts	—	44,101

Net Change in Unrealized Appreciation	19,523	690,364

Net Realized and Unrealized Gain on Investments	6,709	660,528

Net Increase in Net Assets Resulting from Operations	$7,610	$913,240

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
For the Period Ended
April 30, 2023 (Unaudited)

STATEMENT OF OPERATIONS

LGIM America Global Developed Equity Index Fund
Investment Income
Dividends	$250,909
Interest	2,078
Less: Foreign Taxes Withheld	(13,324)

Total Investment Income	239,663

Expenses
Administration Fees - (Note 4)	49,589
Investment Advisory Fees - (Note 5)	6,646
Trustees’ Fees	5,552
Chief Compliance Officer Fees - (Note 3)	1,839
Pricing Fees	24,135
Transfer Agent Fees - (Note 4)	17,961
Audit Fees	12,913
Custodian Fees - (Note 4)	12,614
Legal Fees	12,056
Registration Fees	8,098
Printing Fees	5,273
Insurance and Other Expenses	10,018

Total Expenses	166,694

Less:
Investment Advisory Fees Waived	(6,646)
Reimbursement of Expense from Investment Adviser	(149,914)
Fees Paid Indirectly - (Note 5)	(164)

Net Expenses	9,970

Net Investment Income	229,693

Net Realized Gain (Loss) on:
Investments	(104,918)
Futures Contracts	15,004
Foreign Currency Transactions	2,478

Net Realized Loss	(87,436)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,462,618
Futures Contracts	16,845
Foreign Currency Translation	3,536

Net Change in Unrealized Appreciation	2,482,999

Net Realized and Unrealized Gain on Investments	2,395,563

Net Increase in Net Assets Resulting from Operations	$2,625,256

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023

STATEMENTS OF CHANGES IN NET ASSETS

	LGIM America Long Duration U.S. Credit Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$804,776	$756,548
Net Realized Loss on Investments	(625,681)	(1,308,870)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,814,471	(7,408,802)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,993,566	(7,961,124)

Distributions
W Shares	(793,287)	(904,323)

Total Distributions	(793,287)	(904,323)

Capital Share Transactions:
W Shares:
Issued	11,206,294	12,079,626
Reinvestment of Dividends	793,287	904,322
Redeemed	(15,313)	(9,718)

Increase from W Shares Capital Share Transactions	11,984,268	12,974,230

Net Increase in Net Assets from Capital Share Transactions	11,984,268	12,974,230

Total Increase in Net Assets	15,184,547	4,108,783

Net Assets:
Beginning of Period/Year	25,063,938	20,955,155

End of Period/Year	$40,248,485	$25,063,938

Shares Issued and Redeemed:
W Shares:
Issued	1,518,439	1,479,490
Reinvestment of Dividends	105,033	105,273
Redeemed	(2,046)	(1,069)

Increase in Shares Outstanding from W Share Transactions	1,621,426	1,583,694

Net Increase in Shares Outstanding from Share Transactions	1,621,426	1,583,694

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023

STATEMENT OF CHANGES IN NET ASSETS

	LGIM America U.S. Credit Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Operations:
Net Investment Income	$333,696	$457,796
Net Realized Loss on Investments	(489,221)	(996,826)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,818,597	(3,885,047)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,663,072	(4,424,077)

Distributions
Institutional Shares	(331,059)	(454,763)

Total Distributions	(331,059)	(454,763)

Capital Share Transactions:
Institutional Shares:
Issued	8,545	23,624,402
Reinvestment of Dividends	331,059	454,763
Redeemed	(10,303)	(16,775)

Increase from Institutional Shares Capital Share Transactions	329,301	24,062,390

Net Increase in Net Assets from Capital Share Transactions	329,301	24,062,390

Total Increase in Net Assets	1,661,314	19,183,550

Net Assets:
Beginning of Period	19,183,550	—

End of Period	$20,844,864	$19,183,550

Shares Issued and Redeemed:
Institutional Shares:
Issued	1,014	2,362,619
Reinvestment of Dividends	39,603	52,139
Redeemed	(1,218)	(1,908)

Increase in Shares Outstanding from Institutional Share Transactions	39,399	2,412,850

Net Increase in Shares Outstanding from Share Transactions	39,399	2,412,850

(1)	Commenced operations on December 20, 2021.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023

STATEMENT OF CHANGES IN NET ASSETS

	LGIM America Retirement Income 2040 Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Operations:
Net Investment Income	$901	$2,112
Net Realized Loss on Investments	(12,814)	(7,457)
Net Change in Unrealized Appreciation (Depreciation) on Investments	19,523	(16,776)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,610	(22,121)

Distributions
W Shares	(977)	(2,016)

Total Distributions	(977)	(2,016)

Capital Share Transactions:
W Shares:
Issued	—	100,100
Reinvestment of Dividends	982	1,991
Redeemed	—	—

Increase from W Shares Capital Share Transactions	982	102,091

Net Increase in Net Assets from Capital Share Transactions	982	102,091

Total Increase in Net Assets	7,615	77,954

Net Assets:
Beginning of Period	77,954	—

End of Period	$85,569	$77,954

Shares Issued and Redeemed:
W Shares:
Issued	—	10,010
Reinvestment of Dividends	121	239
Redeemed	—	—

Increase in Shares Outstanding from W Share Transactions	121	10,249

Net Increase in Shares Outstanding from Share Transactions	121	10,249

(1)	Commenced operations on December 22, 2021.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023

STATEMENT OF CHANGES IN NET ASSETS

	LGIM America Cash Flow Matched Bond Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Operations:
Net Investment Income	$252,712	$267,919
Net Realized Loss on Investments	(29,836)	(205,690)
Net Change in Unrealized Appreciation (Depreciation) on Investments	690,364	(1,712,234)

Net Increase (Decrease) in Net Assets Resulting from Operations	913,240	(1,650,005)

Distributions
Institutional Shares	(249,480)	(265,471)

Total Distributions	(249,480)	(265,471)

Capital Share Transactions:
Institutional Shares:
Issued	5,912	24,979,415
Reinvestment of Dividends	249,480	265,471
Redeemed	(11,185)	(9,347)

Increase from Institutional Shares Capital Share Transactions	244,207	25,235,539

Net Increase in Net Assets from Capital Share Transactions	244,207	25,235,539

Total Increase in Net Assets	907,967	23,320,063

Net Assets:
Beginning of Period	23,320,063	—

End of Period	$24,228,030	$23,320,063

Shares Issued and Redeemed:
Institutional Shares:
Issued	627	2,498,128
Reinvestment of Dividends	26,542	27,876
Redeemed	(1,196)	(964)

Increase in Shares Outstanding from Institutional Share Transactions	25,973	2,525,040

Net Increase in Shares Outstanding from Share Transactions	25,973	2,525,040

(1)	Commenced operations on December 20, 2021.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023

STATEMENT OF CHANGES IN NET ASSETS

	LGIM America Global Developed Equity Index Fund
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Operations:
Net Investment Income	$229,693	$385,896
Net Realized Loss on Investments	(87,436)	(129,131)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,482,999	(4,400,156)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,625,256	(4,143,391)

Distributions
Institutional Shares	(226,293)	(377,283)

Total Distributions	(226,293)	(377,283)

Capital Share Transactions:
Institutional Shares:
Issued	13,479	25,129,798
Reinvestment of Dividends	226,293	377,283
Redeemed	(64,073)	(41,305)

Increase from Institutional Shares Capital Share Transactions	175,699	25,465,776

Net Increase in Net Assets from Capital Share Transactions	175,699	25,465,776

Total Increase in Net Assets	2,574,662	20,945,102

Net Assets:
Beginning of Period	20,945,102	—

End of Period	$23,519,764	$20,945,102

Shares Issued and Redeemed:
Institutional Shares:
Issued	1,528	2,513,481
Reinvestment of Dividends	25,947	42,429
Redeemed	(7,572)	(4,392)

Increase in Shares Outstanding from Institutional Share Transactions	19,903	2,551,518

Net Increase in Shares Outstanding from Share Transactions	19,903	2,551,518

(1)	Commenced operations on December 20, 2021.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Long Duration U.S. Credit Fund
April 30, 2023

FINANCIAL HIGHLIGHTS

	W Shares
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Period Ended October 31, 2021(1)
Net Asset Value, Beginning of Period/Year	$6.95	$10.36	$10.00

Income from Operations:
Net Investment Income(2)	0.17	0.30	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.75	(3.35)	0.35

Total from Operations	0.92	(3.05)	0.47

Dividends and Distributions from:
Net Investment Income	(0.17)	(0.29)	(0.11)
Net Realized Gains	—	(0.07)	—

Total Dividends and Distributions	(0.17)	(0.36)	(0.11)

Net Asset Value, End of Period/Year	$7.70	$6.95	$10.36

Total Return †	13.16%	(30.05)%	4.74%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$40,248	$25,064	$20,955
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.30%**	0.30%	0.30%**
Ratio of Expenses to Average Net Assets (including waivers, reimbursements and fees paid indirectly)	1.13%**	1.55%	2.47%**
Ratio of Net Investment Income to Average Net Assets	4.62%**	3.45%	2.61%**
Portfolio Turnover Rate†	45%	132%	42%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on May 27, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

U.S. Credit Fund April 30, 2023

FINANCIAL HIGHLIGHTS

	Institutional Shares
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Net Asset Value, Beginning of Period/Year	$7.95	$10.00

Income from Operations:
Net Investment Income(2)	0.14	0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.55	(2.05)

Total from Operations	0.69	(1.86)

Dividends and Distributions from:
Net Investment Income	(0.14)	(0.19)

Total Dividends and Distributions	(0.14)	(0.19)

Net Asset Value, End of Period/Year	$8.50	$7.95

Total Return †	4.26%	(18.74)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$20,845	$19,184
Ratio of Expenses to Average Net Assets (including waivers,reimbursements, excluding fees paid indirectly)	0.30%**	0.30%**
Ratio of Expenses to Average Net Assets (including waivers,reimbursements and fees paid indirectly)	1.48%**	1.71%**
Ratio of Net Investment Income to Average Net Assets	3.31%**	2.50%**
Portfolio Turnover Rate†	72%	104%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on December 20, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Retirement Income 2040 Fund April 30, 2023

FINANCIAL HIGHLIGHTS

	W Shares
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Net Asset Value, Beginning of Period/Year	$7.61	$10.00

Income from Operations:
Net Investment Income(2)	0.09	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.64	(2.40)

Total from Operations	0.73	(2.19)

Dividends and Distributions from:
Net Investment Income	(0.09)	(0.20)

Total Dividends and Distributions	(0.09)	(0.20)

Net Asset Value, End of Period/Year	$8.25	$7.61

Total Return †	4.46%	(22.08)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$86	$78
Ratio of Expenses to Average Net Assets (including waivers,reimbursements, excluding fees paid indirectly)	0.00%**	0.00%**
Ratio of Expenses to Average Net Assets (including waivers,reimbursements and fees paid indirectly)	176.29%**	184.24%**
Ratio of Net Investment Income to Average Net Assets	2.13%**	2.82%**
Portfolio Turnover Rate†	47%	68%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on December 22, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Cash Flow Matched Bond Fund April 30, 2023

FINANCIAL HIGHLIGHTS

	Institutional Shares
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Net Asset Value, Beginning of Period/Year	$9.24	$10.00

Income from Operations:
Net Investment Income(2)	0.10	0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.26	(0.76)

Total from Operations	0.36	(0.65)

Dividends and Distributions from:
Net Investment Income	(0.10)	(0.11)

Total Dividends and Distributions	(0.10)	(0.11)

Net Asset Value, End of Period/Year	$9.50	$9.24

Total Return †	3.89%	(6.57)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$24,228	$23,320
Ratio of Expenses to Average Net Assets (including waivers,reimbursements, excluding fees paid indirectly)	0.20%**	0.20%**
Ratio of Expenses to Average Net Assets (including waivers,reimbursements and fees paid indirectly)	1.19%**	1.42%**
Ratio of Net Investment Income to Average Net Assets	2.14%**	1.29%**
Portfolio Turnover Rate†	13%	24%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on December 20, 2021.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America

Global Developed Equity Index Fund April 30, 2023

FINANCIAL HIGHLIGHTS

	Institutional Shares
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022(1)
Net Asset Value, Beginning of Period/Year	$8.21	$10.00

Income from Operations:
Net Investment Income(2)	0.09	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.94	(1.79)

Total from Operations	1.03	(1.64)

Dividends and Distributions from:
Net Investment Income	(0.09)	(0.15)

Total Dividends and Distributions	(0.09)	(0.15)

Net Asset Value, End of Period/Year	$9.15	$8.21

Total Return †	12.59%	(16.51)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$23,520	$20,945
Ratio of Expenses to Average Net Assets (including waivers,reimbursements, excluding fees paid indirectly)	0.09%**	0.09%**
Ratio of Expenses to Average Net Assets (including waivers,reimbursements and fees paid indirectly)	1.50%**	1.82%**
Ratio of Net Investment Income to Average Net Assets	2.07%**	1.97%**
Portfolio Turnover Rate†	2%	3%

**	Annualized.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

(1)	Commenced operations on 0.
(2)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust, dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the LGIM America Long Duration U.S. Credit Fund, LGIM America U.S. Credit Fund, LGIM America Retirement Income 2040 Fund, LGIM America Cash Flow Matched Bond Fund and LGIM America Global Developed Equity Index Fund (the “Funds”). The LGIM America Long Duration U.S. Credit Fund seeks to maximize total return through capital appreciation and current income. The LGIM America U.S. Credit Fund seeks to maximize total return through capital appreciation and current income. The Fund primarily invests in investment-grade fixed income securities with an average portfolio duration that is within 10% of the Fund’s benchmark. The LGIM America General Retirement Income 2040 Fund seeks to provide current income during the early and middle-years of retirement while ensuring capital is not exhausted prior to the Fund’s terminal date. The LGIM America Cash Flow Matched Bond Fund seeks current income. The LGIM America Global Developed Equity Index Fund seeks to provide investment results that, before fees and expenses, track the performance of the MSCI World Index. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

The LGIM America Long Duration U.S. Credit Fund commenced operations on May 27, 2021.

The LGIM America U.S. Credit Fund commenced operations on December 20, 2021.

The LGIM America Retirement Income 2040 Fund commenced operations on December 22, 2021.

The LGIM America Cash Flow Matched Bond Fund commenced operations on December 20, 2021.

The LGIM America Global Developed Equity Index Fund commenced operations on December 20, 2021.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023
(Unaudited)

during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Legal & General Investment Management America, Inc., (the “Adviser”) as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023
(Unaudited)

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2023, there were no fair valued securities.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. During the period ended April 30, 2023, the Funds incurred and paid in full offering costs.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023
(Unaudited)

Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income and expense is recorded on an accrual basis. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023
(Unaudited)

Dividends and Distributions to Shareholders — The Funds will distribute their net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Futures Contracts — The LGIM America Cash Flow Matched Bond Fund and the LGIM America Global Developed Equity Index Fund utilized futures contracts during the period ended April 30, 2023. To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities.

Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedule of Investments for details regarding open futures contracts as of April 30, 2023.

For the period ended April 30, 2023, the average quarterly notional amount of futures contracts held were as follows:

LGIM America Cash Flow Matched Bond Fund	Average Quarterly Market Value Balance Long: $ 560,472

LGIM America Global Developed Equity Index Fund	Average Quarterly Market Value Balance Long: $ 211,029

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023
(Unaudited)

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by, and are reviewed by, the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2023, the Funds incurred the following for these services:

LGIM America Long Duration U.S. Credit Fund	$49,589

LGIM America U.S. Credit Fund	$49,589

LGIM America Retirement Income 2040 Fund	$37,192

LGIM America Cash Flow Matched Bond Fund	$49,589

LGIM America Global Developed Equity Index Fund	$49,589

The Funds have adopted a shareholder services plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the Funds’ Institutional Class Shares’ average net assets. W Class Shares do not have shareholder servicing fees. For the period ended April 30, 2023, no shareholder servicing fees were accrued.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds and the LGIMA U.S. Credit Fund at a fee, which is calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Funds, acquired fund fees and expenses, other expenditures which are

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023
(Unaudited)

capitalized in accordance with generally accepted accounting principles, and other non-routine expenses (collectively, “excluded expenses”)) from exceeding a certain portion of the Funds’ average daily net assets until February 28, 2024 (the “contractual expense limit”).

Fund	Advisory Fee	Institutional Shares Expense Limitation	W Shares Expense Limitation	R6 Shares Expense Limitation

LGIM America Long Duration U.S. Credit Fund	0.23%	0.30%	0.30%	N/A

LGIM America U.S. Credit Fund	0.23%	0.30%	N/A	N/A

LGIM America Retirement Income 2040 Fund	0.15%	0.05%	0.00%	0.10%

LGIM America Cash Flow Matched Bond Fund	0.13%	0.20%	N/A	N/A

LGIM America Global Developed Equity Index Fund	0.06%	0.09%	N/A	N/A

In addition, the Adviser may receive from the Funds the difference between Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This reimbursement agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2023. As of April 30, 2023, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023
(Unaudited)

Fiscal Year	Subject to Repayment until April 30:	LGIM America Long Duration U.S. Credit Fund	LGIM America U.S. Credit Fund	LGIM America Retirement Income 2040 Fund	LGIM America Cash Flow Matched Bond Fund	LGIM America Global Developed Equity Index Fund
10/31/2020- 10/31/2021	2024	N/A	N/A	N/A	N/A	N/A
10/31/2021- 10/31/2022	2025	$330,514	$84,647	$67,924	$76,024	$87,540
10/31/2022- 10/31/2023	2026	255,515	272,449	130,454	272,630	382,372

		$586,029	$357,096	$198,378	$348,654	$469,912

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2023, were as follows:

	U.S. Government	Other	Total
LGIMA Long Duration U.S. Credit Fund
Purchases	$11,274,469	$14,917,804	$26,192,273
Sales	10,298,692	4,554,240	14,852,932
LGIMA U.S. Credit Fund
Purchases	10,355,654	4,279,931	14,635,585
Sales	10,148,528	4,084,371	14,232,899
LGIMA Retirement Income 2040 Fund
Purchases	–	36,245	36,245
Sales	–	101,989	101,989
LGIMA Cash Flow Matched Bond Fund
Purchases	2,392,920	1,902,869	4,295,789
Sales	1,782,509	1,100,000	2,882,509
LGIMA Global Developed Equity Index Fund
Purchases	–	492,277	492,277
Sales	–	387,277	387,277

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of foreign currency translations, and gains and losses on paydowns of mortgage and asset-backed securities for tax purposes. There are no permanent difference that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2022.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023
(Unaudited)

The tax character of dividends and distributions declared during the period ended October 31, were as follows:

	Ordinary Income	Total
LGIM America Long Duration U.S. Credit Fund
2022	$904,323	$904,323
2021	228,801	228,801
LGIM America U.S. Credit Fund
2022	$454,763	$454,763
LGIM America Retirement Income 2040 Fund
2022	$2,016	$2,016
LGIM America Cash Flow Matched Bond Fund
2022	$265,471	$265,471
LGIM America Global Developed Equity Index Fund
2022	$377,283	$377,283

As of October 31, 2022, the components of distributable earnings on a tax basis were as follows:

	LGIM America Long Duration U.S. Credit Fund	LGIM America U.S. Credit Fund	LGIM America Retirement Income 2040 Fund

Undistributed Ordinary Income	$5,469	$3,032	$70
Undistributed Long-Term Capital Gain	–	–	–
Capital Loss Carryforwards Short-Term	(779,730)	(905,508)	(1,425)
Capital Loss Carryforwards Long-Term	(302,511)	–	–
Post October Losses	–	–	–
Unrealized Depreciation	(7,062,420)	(3,976,365)	(22,806)
Other Temporary Differences	–	1	24

Total Accumulated Losses	$(8,139,192)	$(4,878,840)	$(24,137)

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023
(Unaudited)

	LGIM America Cash Flow Matched Bond Fund	LGIM America Global Developed Equity Index Fund

Undistributed Ordinary Income	$2,449	$3,049
Undistributed Long-Term Capital Gain	–	–
Capital Loss Carryforwards Short-Term	(157,648)	(98,949)
Capital Loss Carryforwards Long-Term	(76,267)	(25,846)
Post October Losses	–	–
Unrealized Depreciation	(1,684,010)	(4,398,930)
Other Temporary Differences	–	2

Total Accumulated Losses	$(1,915,476)	$(4,520,674)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the period ended October 31, 2022, the Funds did not utilize capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
LGIMA Long Duration U.S. Credit Fund	$42,191,033	$361,433	$(3,365,309)	$(3,003,876)
LGIMA U.S. Credit Fund	22,661,521	135,318	(2,201,768)	(2,066,450)
LGIMA Retirement Income 2040 Fund	64,449	2,747	—	2,747
LGIMA Cash Flow Matched Bond Fund	24,964,548	59,389	(1,097,136)	(1,037,747)
LGIMA Global Developed Equity Index Fund	25,127,379	1,481,259	(3,412,073)	(1,930,814)

8. Concentration of Shareholders’:

At April 30, 2023, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023
(Unaudited)

Fund	No. of Shareholders	% Ownership

LGIM America Long Duration U.S. Credit Fund, W Shares	1	100%

LGIM America U.S. Credit Fund, Institutional Shares	1	100%

LGIM America Retirement Income 2040 Fund, W Shares	1	100%

LGIM America Cash Flow Matched Bond Fund, Institutional Shares	1	100%

LGIM America Global Developed Equity Index Fund, Institutional Shares	1	100%

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objective. You could lose money by investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders’ investments in the Funds are set forth below.

Fixed Income Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways.

Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

Active Management Risk — The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fails to produce the intended results, the Funds could underperform in comparison to other funds with similar objectives and investment strategies.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023
(Unaudited)

U.S. Government Securities Risk – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Funds’ holdings. As a result, the Funds will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk – The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Funds may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Funds’ assets tied up in lower interest debt obligations.

Valuation Risk — The risk that a security may be difficult to value. The Funds may value certain securities at a price higher than the price at which they can be sold.

Supranational Entities Risk – Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Funds may lose money on such investments.

Sector Focus Risk – Because the Funds may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023
(Unaudited)

economic risks that specifically affect those sectors. As a result, the Funds’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Industrials Sector Risk — A fund that focuses in the industrials sector may be subject to greater risks than a portfolio without such a focus. The Funds are subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Financials Sector Risk – Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Funds.

New Fund Risk — Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

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THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2022 to April 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023 (Unaudited)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During Period*
LGIM America Long Duration U.S. Credit Fund
Actual Fund Return
W Shares	$1,000.00	$1,131.60	0.30%	$1.59
Hypothetical 5% Return
W Shares	$1,000.00	$1,023.31	0.30%	$1.51

LGIM America U.S. Credit Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,086.70	0.30%	$1.55
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.31	0.30%	$1.51

LGIM America Retirement Income 2040 Fund
Actual Fund Return
W Shares	$1,000.00	$1,097.00	—%	$–
Hypothetical 5% Return
W Shares	$1,000.00	$1,024.80	—%	$–

LGIM America Cash Flow Matched Bond Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,038.90	0.20%	$1.01
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.80	0.20%	$1.00

LGIM America Global Developed Equity Index Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,125.90	0.09%	$0.47
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,024.35	0.09%	$0.45

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect since inception to period end).

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
April 30, 2023 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

•

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

•	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

•

material changes had been made to the Program during the period covered by the report. In this regard, the report noted that the committee comprising the Program Administrator also has monitoring responsibilities with respect to derivatives risk under a Fund’s derivatives risk management program, as applicable.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

NOTES

Legal & General Investment Management

LGIMA Funds

P.O. Box 219009

Kansas City, MO 64121-9009

www.lgima.com/funds

Adviser:

Legal & General Investment Management America, Inc.

71 South Wacker Drive

Chicago, IL 60606

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

LGI-SA-001-0200

(b)    Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023